UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION

			    Washington,  D.C.     20549


				     FORM N-Q

		      QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANIES



                  Investment Company Act file number 811-05641
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                            The Park Avenue Portfolio
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                (Exact name of registrant as specified in charter)


                       7 Hanover Square New York, N.Y. 10004
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               (Address of principal executive offices)   (Zip code)


     Frank L. Pepe                            Thomas G. Sorell
     The Park Avenue Portfolio                The Park Avenue Portfolio
     7 Hanover Square                         7 Hanover Square
     New York, N.Y. 10004                     New York, N.Y. 10004

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			(Name and address of agents for service)


  Registrant's telephone number, including area code:  (800) 221-3253
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		Date of fiscal year end:  December 31
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 		Date of reporting period:  March 31, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.



...   The Guardian Park Avenue Fund

 Schedule of Investments

March 31, 2005 (Unaudited)

Common Stocks -- 98.6%
Shares                                                      Value
------------------------------------------------------------------
Aerospace and Defense - 2.2%
           107,000  General Dynamics Corp.          $   11,454,350
           100,700  United Technologies Corp.           10,237,162
                                                        21,691,512

Beverages - 1.8%
           163,400  Coca-Cola Co.                        6,808,878
           216,700  PepsiCo., Inc.                      11,491,601
                                                        18,300,479

Biotechnology - 1.0%
           180,400  Amgen, Inc. *                       10,501,084

Building Products - 1.1%
           313,200  Masco Corp.                         10,858,644

Capital Markets - 2.9%
           157,000  Lehman Brothers Hldgs., Inc.        14,783,120
           255,100  Merrill Lynch & Co., Inc.           14,438,660
                                                        29,221,780

Commercial Banks - 5.5%
           539,200  Bank of America Corp.               23,778,720
           176,100  Commerce Bancorp, Inc.               5,717,967
           148,200  Wachovia Corp.                       7,544,862
           302,500  Wells Fargo & Co.                   18,089,500
                                                        55,131,049

Commercial Services and Supplies - 1.0%
           243,500  Cintas Corp.                        10,058,985

Communications Equipment - 3.4%
           869,400  Cisco Systems, Inc. *               15,553,566
           704,800  Motorola, Inc.                      10,550,856
           221,500  QUALCOMM, Inc.                       8,117,975
                                                        34,222,397

Computers and Peripherals - 3.0%
           192,700  Dell, Inc. *                         7,403,534
           414,100  EMC Corp. *                          5,101,712
           265,000  Hewlett Packard Co.                  5,814,100
           126,200  Int'l. Business Machines            11,532,156
                                                        29,851,502

Consumer Finance - 0.5%
           102,400  American Express Co.                 5,260,288

Containers and Packaging - 0.6%
           387,700  Smurfit-Stone Container Corp. *      5,997,719

Diversified Financial Services - 3.5%
           543,366  Citigroup, Inc.                     24,418,868
           327,100  J.P. Morgan Chase & Co.             11,317,660
                                                        35,736,528

Diversified Telecommunication Services - 3.2%
           404,400  AT & T Corp.                         7,582,500
           423,100  SBC Comm., Inc.                     10,023,239
           407,800  Verizon Comm.                       14,476,900
                                                        32,082,639

Electric Utilities - 0.6%
           159,200  FPL Group, Inc.                      6,391,880

Electronic Equipment and Instruments - 0.6%
           199,400  Jabil Circuit, Inc. *                5,686,888

Energy Equipment and Services - 1.3%
           254,000  Transocean, Inc. *                  13,070,840

Food and Staples Retailing - 1.6%
           317,300  Wal-Mart Stores, Inc.               15,899,903

Food Products - 2.4%
           149,100  Bunge Ltd.                           8,033,508
           240,000  Dean Foods Co. *                     8,232,000
           223,400  McCormick & Co., Inc.                7,691,662
                                                        23,957,170

Gas Utilities - 0.6%
           265,500  NiSource, Inc.                       6,050,745

Health Care Equipment and Supplies - 4.2%
           326,100  Boston Scientific Corp. *            9,551,469
           121,500  C.R. Bard, Inc.                      8,271,720
            72,500  Guidant Corp.                        5,357,750
           234,190  Hospira, Inc. *                      7,557,312
           235,800  Medtronic, Inc.                     12,014,010
                                                        42,752,261

Health Care Providers and Services - 1.1%
           115,500  UnitedHealth Group                  11,016,390

Hotels, Restaurants and Leisure - 2.3%
           301,500  Carnival Corp.                      15,620,715
           341,700  Hilton Hotels Corp.                  7,636,995
                                                        23,257,710

Household Durables - 0.6%
           114,700  Centex Corp.                         6,568,869

Household Products - 3.4%
           198,700  Colgate-Palmolive Co.               10,366,179
           457,400  Procter & Gamble Co.                24,242,200
                                                        34,608,379

Industrial Conglomerates - 5.3%
            75,700  3M Co.                               6,486,733
         1,121,700  General Electric Co.                40,448,502
           198,700  Tyco Int'l. Ltd.                     6,716,060
                                                        53,651,295

Insurance - 3.8%
           132,600  Ambac Financial Group, Inc.          9,911,850
           249,700  American Int'l. Group, Inc.         13,835,877
           429,800  Fidelity National Financial, Inc.   14,157,612
                                                        37,905,339

Internet and Catalog Retail - 0.5%
           122,400  eBay, Inc. *                         4,560,624

Internet Software and Services - 0.7%
           202,300  Yahoo! Inc. *                        6,857,970

Machinery - 2.0%
           109,300  Caterpillar, Inc.                    9,994,392
           153,100  Deere & Co.                         10,277,603
                                                        20,271,995

Media - 5.2%
           300,100  Clear Channel Comm., Inc. *         10,344,447
           357,700  Comcast Corp. - Class A *           12,083,106
           100,600  Gannett Co., Inc.                    7,955,448
           428,500  Time Warner, Inc. *                  7,520,175
           414,600  Viacom, Inc.                        14,440,518
                                                        52,343,694

Metals and Mining - 2.5%
           248,000  Alcoa, Inc.                          7,536,720
           169,600  Phelps Dodge Corp.                  17,253,408
                                                        24,790,128

Multiline Retail - 1.4%
           266,300  J.C. Penney Co., Inc.               13,826,296

Multi-Utilities and Unregulated Power - 0.7%
           101,700  Dominion Resources, Inc.             7,569,531

Oil and Gas - 7.7%
           289,600  ChevronTexaco Corp.                 16,886,576
           201,200  Devon Energy Corp.                   9,607,300
           581,800  Exxon Mobil Corp.                   34,675,280
            77,500  Newfield Exploration Co. *           5,755,150
           143,700  Occidental Petroleum Corp.          10,227,129
                                                        77,151,435

Personal Products - 0.5%
           112,600  Estee Lauder Cos., Inc.              5,064,748

Pharmaceuticals - 6.9%
           224,100  Abbott Laboratories                 10,447,542
           110,700  Eli Lilly & Co.                      5,767,470
           279,140  Johnson & Johnson                   18,747,042
           162,400  Merck & Co., Inc.                    5,256,888
           695,440  Pfizer, Inc.                        18,269,209
           270,600  Wyeth                               11,413,908
                                                        69,902,059

Semiconductors and Semiconductor Equipment - 2.8%
           701,600  Intel Corp.                         16,298,168
           449,300  Texas Instruments, Inc.             11,452,657
                                                        27,750,825

Software - 5.1%
           824,300  Microsoft Corp.                     19,923,331
           816,900  Oracle Corp. *                      10,194,912
           815,700  Siebel Systems, Inc. *               7,447,341
           658,800  Symantec Corp. *                    14,052,204
                                                        51,617,788

Specialty Retail - 2.5%
           172,800  Best Buy Co., Inc.                   9,332,928
           199,800  Home Depot, Inc.                     7,640,352
           279,800  PETsMART, Inc.                       8,044,250
                                                        25,017,530

Thrifts and Mortgage Finance - 1.4%
            69,100  Federal Home Loan Mortgage Corp.     4,367,120
           181,400  Federal National Mortgage Assn.      9,877,230
                                                        14,244,350

Tobacco - 1.2%
           190,700  Altria Group, Inc.                  12,469,873

Total Common Stocks
(Cost $883,790,835)                                    993,171,121

Repurchase Agreement - 1.8%
Principal
Amount                                                       Value
------------------------------------------------------------------
$       17,946,000  State Street Bank and Trust Co.
                    repurchase agreement,
                    dated 3/31/2005, maturity
                    value $17,947,386 at
                    2.78%, due 4/1/2005 (1)
                    (Cost $17,946,000)              $   17,946,000

Total Investments - 100.4%
(Cost $901,736,835)                                  1,011,117,121
Liabilities in Excess of Cash, Receivables and
Other Assets - (0.4)%                                   (4,420,968)
Net Assets - 100%                                  $ 1,006,696,153

*     Non-income producing security.
(1) The repurchase agreement is collateralized by $18,540,000 in U.S. Government Agency 3.00%, due 7/16/13, with a value of $18,308,250.

-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $  132,191,029
Gross unrealized depreciation .................       (22,810,743)
                                                   --------------
Net unrealized appreciation ...................    $  109,380,286
                                                   ==============
-----------------------------------------------------------------


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...   The Guardian UBS Large Cap Value Fund

 Schedule of Investments

March 31, 2005 (Unaudited)

Common Stocks -- 98.6%
Shares                                                      Value
------------------------------------------------------------------
Aerospace and Defense - 3.2%
            26,700  Lockheed Martin Corp.           $    1,630,302
            19,000  Northrop Grumman Corp.               1,025,620
                                                         2,655,922

Auto Components - 1.3%
            18,600  Johnson Controls, Inc.               1,037,136

Biotechnology - 0.9%
            16,200  Cephalon, Inc. *                       758,646

Building Products - 2.0%
            48,800  Masco Corp.                          1,691,896

Capital Markets - 7.6%
            62,700  Mellon Financial Corp.               1,789,458
            61,800  Morgan Stanley                       3,538,050
            22,500  Northern Trust Corp.                   977,400
                                                         6,304,908

Commercial Banks - 8.8%
            34,556  Bank of America Corp.                1,523,920
            22,300  Fifth Third Bancorp                    958,454
            28,300  PNC Financial Svcs. Group            1,456,884
            56,500  Wells Fargo & Co.                    3,378,700
                                                         7,317,958

Computers and Peripherals - 1.2%
            46,300  Hewlett Packard Co.                  1,015,822

Construction Materials - 2.1%
            31,000  Martin Marietta Materials, Inc.      1,733,520

Diversified Financial Services - 9.5%
           100,900  Citigroup, Inc.                      4,534,446
            96,800  J.P. Morgan Chase & Co.              3,349,280
                                                         7,883,726

Diversified Telecommunication Services - 1.8%
            63,200  SBC Comm., Inc.                      1,497,208

Electric Utilities - 7.0%
            46,800  American Electric Power, Inc.        1,594,008
            37,800  Exelon Corp.                         1,734,642
            40,900  FirstEnergy Corp.                    1,715,755
            37,300  Pepco Hldgs., Inc.                     782,927
                                                         5,827,332

Food and Staples Retailing - 4.3%
            54,600  Albertson's, Inc.                    1,127,490
            32,700  Costco Wholesale Corp.               1,444,686
            63,100  Kroger Co. *                         1,011,493
                                                         3,583,669

Gas Utilities - 0.5%
            18,100  NiSource, Inc.                         412,499

Health Care Providers and Services - 4.2%
            23,900  Medco Health Solutions, Inc. *       1,184,723
            23,700  UnitedHealth Group                   2,260,506
                                                         3,445,229

Household Products - 1.1%
            14,500  Kimberly-Clark Corp.                   953,085

Insurance - 5.1%
            22,900  AFLAC, Inc.                            853,254
            26,100  Allstate Corp.                       1,410,966
            11,000  American Int'l. Group, Inc.            609,510
            19,500  Hartford Financial Svcs. Group, In   1,336,920
                                                         4,210,650

Internet and Catalog Retail - 1.1%
            41,200  IAC/InterActiveCorp *                  917,524

Machinery - 2.4%
            22,400  Illinois Tool Works, Inc.            2,005,472

Media - 8.3%
            19,200  Omnicom Group, Inc.                  1,699,584
           108,500  Time Warner, Inc. *                  1,904,175
            18,400  Tribune Co.                            733,608
            28,500  Univision Comm., Inc. *                789,165
            49,500  Viacom, Inc.                         1,724,085
                                                         6,850,617

Multi-Utilities and Unregulated Power - 1.0%
            20,100  Sempra Energy                          800,784

Oil and Gas - 8.5%
            80,400  Exxon Mobil Corp.                    4,791,840
            49,100  Marathon Oil Corp.                   2,303,772
                                                         7,095,612

Pharmaceuticals - 5.4%
            35,200  Bristol-Myers Squibb Corp.             896,192
            26,600  Johnson & Johnson                    1,786,456
            43,300  Wyeth                                1,826,394
                                                         4,509,042

Road and Rail - 3.5%
            30,100  Burlington Northern Santa Fe         1,623,293
            30,100  CSX Corp.                            1,253,665
                                                         2,876,958

Software - 1.3%
            44,100  Microsoft Corp.                      1,065,897

Specialty Retail - 0.5%
            20,300  Office Depot, Inc. *                   450,254

Thrifts and Mortgage Finance - 2.9%
            37,500  Federal Home Loan Mortgage Corp.     2,370,000

Wireless Telecommunication Services - 3.1%
            91,000  Nextel Comm., Inc. *                 2,586,220

Total Common Stocks
(Cost $63,522,702)                                      81,857,586

Exchange-Traded Fund - 0.6%
             3,800  S&P Depositary Receipts Trust Series 1
                    exp. 12/31/2099
                    (Cost $429,279)                 $      448,248

Repurchase Agreement - 0.9%
Principal
Amount                                                       Value
------------------------------------------------------------------
$          777,000  State Street Bank and Trust Co.
                    repurchase agreement,
                    dated 3/31/2005, maturity
                    value $777,060 at
                    2.78%, due 4/1/2005 (1)
                    (Cost $777,000)                 $      777,000

Total Investments - 100.1%
(Cost $64,728,981)                                      83,082,834
Liabilities in Excess of Cash, Receivables and
Other Assets - (0.1)%                                      (76,862)
Net Assets - 100%                                   $   83,005,972

*     Non-income producing security.
(1) The repurchase agreement is collateralized by $825,000 in U.S. Government Agency 3.25%, due 2/15/09, with a value of $795,039.


-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $   19,125,415
Gross unrealized depreciation .................          (771,562)
                                                   --------------
Net unrealized appreciation ...................    $   18,353,853
                                                   ==============
-----------------------------------------------------------------


-----------------------------------------------------------------



...   The Guardian Park Avenue Small Cap Fund

 Schedule of Investments

March 31, 2005 (Unaudited)

Common Stocks -- 98.9%
Shares                                                      Value
------------------------------------------------------------------
Aerospace and Defense - 2.7%
            52,600  Aviall, Inc. *                  $    1,472,800
            32,600  EDO Corp.                              979,630
            77,800  Esterline Technologies Corp. *       2,687,990
                                                         5,140,420

Air Freight and Logistics - 1.3%
            35,900  UTi Worldwide, Inc.                  2,493,255

Airlines - 1.4%
           140,400  Skywest, Inc.                        2,610,036

Auto Components - 1.1%
            79,900  American Axle & Mfg. Hldgs., Inc.    1,957,550

Beverages - 0.1%
             6,500  Cott Corp. *                           157,495

Biotechnology - 3.4%
           243,100  Cell Therapeutics, Inc. *              872,729
           171,000  Immunicon Corp. *                    1,007,190
            84,300  Keryx Biopharmaceuticals, Inc. *     1,126,248
           107,900  Nabi Biopharmaceuticals *            1,346,592
           129,200  Protein Design Labs., Inc. *         2,065,908
                                                         6,418,667

Capital Markets - 2.0%
            60,800  Affiliated Managers Group, Inc. *    3,771,424

Chemicals - 2.5%
            33,600  Georgia Gulf Corp.                   1,544,928
            48,600  Lubrizol Corp.                       1,975,104
            35,000  Westlake Chemical Corp.              1,132,250
                                                         4,652,282

Commercial Banks - 3.7%
            40,100  Boston Private Financial Hldgs., I     952,375
            71,300  East West Bancorp, Inc.              2,632,396
            63,200  Placer Sierra Bancshares             1,451,704
            43,400  Westcorp                             1,833,650
                                                         6,870,125

Commercial Services and Supplies - 7.3%
            43,000  Bright Horizons Family Solutions,    1,450,820
            23,700  Charles River Assocs., Inc. *        1,169,595
           101,600  Educate, Inc. *                      1,409,192
            46,400  G & K Svcs., Inc.                    1,869,456
           125,600  Knoll, Inc.                          2,095,008
            75,700  Labor Ready, Inc. *                  1,411,805
            94,400  Resources Connection, Inc. *         1,975,792
            53,700  Stericycle, Inc. *                   2,373,540
                                                        13,755,208

Communications Equipment - 2.3%
           216,900  Arris Group, Inc. *                  1,498,779
           132,900  Foundry Networks, Inc. *             1,315,710
           137,900  Symmetricom, Inc. *                  1,529,311
                                                         4,343,800

Computers and Peripherals - 1.4%
           259,500  Iomega Corp. *                       1,113,255
            62,700  PalmOne, Inc. *                      1,591,326
                                                         2,704,581

Containers and Packaging - 1.6%
           126,900  Packaging Corp. of America           3,082,401

Diversified Financial Services - 0.9%
           113,100  Encore Capital Group, Inc. *         1,645,605

Diversified Telecommunication Services - 1.2%
           114,900  Iowa Telecom. Svcs., Inc.            2,240,550

Electronic Equipment and Instruments - 3.0%
           194,000  Aeroflex, Inc. *                     1,810,020
           119,200  Benchmark Electronics, Inc. *        3,794,136
                                                         5,604,156

Energy Equipment and Services - 2.2%
            11,300  Atwood Oceanics, Inc. *                751,902
            22,600  FMC Technologies, Inc. *               749,868
           228,000  Key Energy Svcs., Inc. *             2,615,160
                                                         4,116,930

Food and Staples Retailing - 1.3%
            85,500  Performance Food Group Co. *         2,366,640

Food Products - 0.4%
            43,000  Lance, Inc.                            691,010

Gas Utilities - 1.0%
            39,600  UGI Corp.                            1,798,632

Health Care Equipment and Supplies - 4.2%
            80,800  American Medical Systems Hldgs., I   1,388,144
           114,300  Conceptus, Inc. *                      891,540
            70,500  DJ Orthopedics, Inc. *               1,766,025
           128,050  Immucor, Inc. *                      3,865,830
                                                         7,911,539

Hotels, Restaurants and Leisure - 2.1%
            78,900  Fairmont Hotels & Resorts, Inc.      2,614,746
            46,800  Shuffle Master, Inc. *               1,355,328
                                                         3,970,074

Household Durables - 2.5%
            38,100  Hovnanian Enterprises, Inc. *        1,943,100
            44,100  Snap-On, Inc.                        1,401,939
            19,300  Standard Pacific Corp.               1,393,267
                                                         4,738,306

Information Technology Services - 1.3%
            43,800  CACI Int'l., Inc. *                  2,419,074

Insurance - 2.2%
            45,700  ProAssurance Corp. *                 1,805,150
            60,600  Stewart Information Svcs. Corp.      2,273,712
                                                         4,078,862

Internet and Catalog Retail - 1.4%
           153,000  Insight Enterprises, Inc. *          2,686,680

Machinery - 2.9%
            98,600  Trinity Inds., Inc.                  2,777,562
            79,000  Watts Water Technologies, Inc.       2,576,190
                                                         5,353,752

Media - 5.3%
           197,600  Cumulus Media, Inc. *                2,815,800
            77,500  Entercom Comm. Corp. *               2,752,800
           155,500  Gray Television, Inc.                2,250,085
            56,600  Lin TV Corp. *                         958,238
            56,800  Westwood One, Inc. *                 1,155,880
                                                         9,932,803

Metals and Mining - 2.5%
           156,800  Century Aluminum Co. *               4,744,768

Multi-Utilities and Unregulated Power - 0.8%
            23,500  Energen Corp.                        1,565,100

Oil and Gas - 4.2%
            90,300  Bill Barrett Corp. *                 2,610,573
            34,500  Forest Oil Corp. *                   1,397,250
           154,800  Magnum Hunter Resources, Inc. *      2,493,828
            41,300  Plains Exploration & Production Co   1,441,370
                                                         7,943,021

Paper and Forest Products - 1.5%
            74,200  Bowater, Inc.                        2,795,114

Personal Products - 0.6%
           127,300  Playtex Products, Inc. *             1,145,700

Pharmaceuticals - 4.7%
           225,500  Discovery Laboratories, Inc. *       1,269,565
            75,700  MGI Pharma, Inc. *                   1,912,939
           208,900  Pain Therapeutics, Inc. *            1,061,212
           274,450  Salix Pharmaceuticals Ltd. *         4,525,680
                                                         8,769,396

Real Estate - 5.4%
            23,600  Alexandria Real Estate Equities      1,519,368
            33,100  Federal Realty Investment Trust      1,600,385
            72,100  Reckson Assocs. Realty Corp.         2,213,470
            58,500  Redwood Trust, Inc.                  2,994,030
            78,200  Tanger Factory Outlet Centers, Inc   1,720,400
                                                        10,047,653

Semiconductors and Semiconductor Equipment - 5.1%
           120,200  Cypress Semiconductor Corp. *        1,514,520
           123,700  Mattson Technology, Inc. *             982,178
           130,800  Netlogic Microsystems, Inc. *        1,623,228
            56,200  Sigmatel, Inc. *                     2,103,566
            88,100  Varian Semiconductor Equipment Ass   3,348,681
                                                         9,572,173

Software - 6.5%
           178,900  Borland Software Corp. *             1,452,668
            84,500  FactSet Research Systems, Inc.       2,789,345
           309,800  Informatica Corp. *                  2,562,046
           120,700  Internet Security Systems, Inc. *    2,208,810
           357,200  Parametric Technology Corp. *        1,996,748
            75,100  RSA Security, Inc. *                 1,190,335
                                                        12,199,952

Specialty Retail - 2.1%
            73,800  Finish Line, Inc.                    1,708,470
            79,500  The Sports Authority, Inc. *         2,186,250
                                                         3,894,720

Thrifts and Mortgage Finance - 2.8%
           148,000  BankAtlantic Bancorp, Inc.           2,575,200
           134,200  Commercial Capital Bancorp, Inc.     2,730,970
                                                         5,306,170

Total Common Stocks
(Cost $173,502,841)                                    185,495,624

Repurchase Agreement - 1.1%
Principal
Amount                                                       Value
------------------------------------------------------------------
$        2,127,000  State Street Bank and Trust Co.
                    repurchase agreement,
                    dated 3/31/2005, maturity
                     value $2,127,164 at
                    2.78%, due 4/1/2005 (1)
                    (Cost $2,127,000)               $    2,127,000

Total Investments - 100.0%
(Cost $175,629,841)                                    187,622,624
Cash, Receivables and Other Assets
Less Liabilities - 0.0%                                     56,937
Net Assets - 100%                                   $  187,679,561

*     Non-income producing security.
(1) The repurchase agreement is collateralized by $2,200,000 in U.S. Government Agency 3.00%, due 7/16/13, with a value of $2,172,500.


-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $   20,144,319
Gross unrealized depreciation .................        (8,151,536)
                                                   --------------
Net unrealized appreciation ...................    $   11,992,783
                                                   ==============
-----------------------------------------------------------------


-----------------------------------------------------------------



...   The Guardian UBS Small Cap Value Fund

 Schedule of Investments

March 31, 2005 (Unaudited)

Common Stocks -- 96.6%
Shares                                                      Value
------------------------------------------------------------------
Aerospace and Defense - 3.0%
            22,800  Esterline Technologies Corp. *  $      787,740
            11,500  Triumph Group, Inc. *                  447,810
                                                         1,235,550

Airlines - 3.6%
            65,300  AMR Corp. *                            698,710
            36,800  Mesa Air Group, Inc. *                 257,600
            49,700  Pinnacle Airlines Corp. *              527,814
                                                         1,484,124

Auto Components - 1.5%
            24,800  American Axle & Mfg. Hldgs., Inc.      607,600

Biotechnology - 1.1%
            20,800  Alkermes, Inc. *                       215,904
            14,900  Ligand Pharmaceuticals, Inc. *          85,377
            10,400  Vicuron Phamaceuticals, Inc. *         163,904
                                                           465,185

Building Products - 0.4%
            13,200  Apogee Enterprises, Inc.               188,496

Capital Markets - 3.7%
            50,000  Apollo Investment Corp.                839,000
            17,300  National Financial Partners Corp.      688,540
                                                         1,527,540

Chemicals - 0.9%
             9,300  Lubrizol Corp.                         377,952

Commercial Banks - 7.4%
            20,400  Boston Private Financial Hldgs., I     484,500
            33,400  Colonial BancGroup, Inc.               685,368
            14,100  Cullen/Frost Bankers, Inc.             636,615
             6,500  First BanCorp.                         274,625
            14,900  South Financial Group, Inc.            455,046
            11,100  Trustmark Corp.                        321,900
             8,400  Vineyard National Bancorp Co.          230,076
                                                         3,088,130

Commercial Services and Supplies - 5.0%
            26,900  Jackson Hewitt Tax Svc., Inc.          562,748
            46,600  McGrath Rentcorp                     1,089,508
            10,900  Mobile Mini, Inc. *                    440,469
                                                         2,092,725

Communications Equipment - 1.8%
            23,000  Harris Corp.                           750,950

Electric Utilities - 1.6%
             8,000  Allete, Inc.                           334,800
            13,800  Hawaiian Electric Inds., Inc.          352,176
                                                           686,976

Electrical Equipment - 3.2%
            32,500  Regal-Beloit Corp.                     935,675
            22,600  Ultralife Batteries, Inc. *            386,912
                                                         1,322,587

Electronic Equipment and Instruments - 3.0%
            28,800  Methode Electronics, Inc.              348,768
            32,000  Newport Corp. *                        463,680
            22,500  Park Electrochemical Corp.             455,850
                                                         1,268,298

Energy Equipment and Services - 2.7%
            19,200  Oceaneering Int'l., Inc. *             720,000
            12,300  Offshore Logistics, Inc. *             409,836
                                                         1,129,836

Food Products - 1.2%
            27,000  Hain Celestial Group, Inc. *           503,280

Gas Utilities - 1.1%
            13,400  AGL Resources, Inc.                    468,062

Health Care Equipment and Supplies - 3.3%
            52,100  Candela Corp. *                        464,732
             7,200  Diagnostic Products Corp.              347,760
             3,700  Haemonetics Corp. *                    155,992
            12,900  Mentor Corp.                           414,090
                                                         1,382,574

Health Care Providers and Services - 5.2%
            10,300  LifePoint Hospitals, Inc. *            451,552
            11,900  Molina Healthcare, Inc. *              548,471
             7,900  RehabCare Group, Inc. *                226,809
            25,100  Renal Care Group, Inc. *               952,294
                                                         2,179,126

Hotels, Restaurants and Leisure - 0.6%
             6,200  CBRL Group, Inc.                       256,060

Household Durables - 4.9%
            25,200  Department 56, Inc. *                  439,992
            23,500  Furniture Brands Int'l., Inc.          512,535
            11,200  Libbey, Inc.                           235,200
             9,700  Lifetime Hoan Corp.                    150,253
            11,700  Ryland Group, Inc.                     725,634
                                                         2,063,614

Information Technology Services - 2.0%
            49,800  BearingPoint, Inc. *                   436,746
            49,100  SM&A *                                 405,566
                                                           842,312

Insurance - 4.4%
            16,600  AmerUs Group Co.                       784,350
            48,900  Seabright Insurance Hldgs. *           505,626
            11,500  Selective Insurance Group, Inc.        531,645
                                                         1,821,621

Internet Software and Services - 0.9%
           135,900  Tumbleweed Comm. Corp. *               375,084

Machinery - 4.4%
            18,800  Gardner Denver, Inc. *                 742,788
             7,600  Harsco Corp.                           453,036
            17,100  Nordson Corp.                          629,622
                                                         1,825,446

Media - 4.4%
            15,900  ADVO, Inc.                             595,455
            36,400  Radio One, Inc. *                      536,900
            25,300  Saga Comm., Inc. *                     407,330
            36,900  Sinclair Broadcast Group, Inc.         296,307
                                                         1,835,992

Metals and Mining - 2.4%
            18,950  Quanex Corp.                         1,010,414

Multi-Utilities and Unregulated Power - 2.4%
            17,700  Equitable Resources, Inc.            1,016,688

Oil and Gas - 1.8%
             6,500  Cimarex Energy Co. *                   253,500
            29,900  NGP Capital Resources Co.              480,792
                                                           734,292

Personal Products - 1.2%
            22,400  Nu Skin Enterprises, Inc.              504,224

Pharmaceuticals - 1.0%
            16,700  Connetics Corp. *                      422,343

Real Estate - 3.8%
            19,007  Government Pptys. Trust, Inc.          189,310
            13,300  Parkway Pptys., Inc.                   621,110
             3,600  SL Green Realty Corp.                  202,392
            20,600  Thornburg Mortgage, Inc.               577,624
                                                         1,590,436

Road and Rail - 3.2%
            13,850  Genesee & Wyoming, Inc. *              358,853
            14,500  Landstar Systems, Inc. *               474,875
             8,800  Yellow Roadway Corp. *                 515,152
                                                         1,348,880

Software - 1.4%
            26,700  Mentor Graphics Corp. *                365,790
             8,300  Reynolds & Reynolds Co.                224,598
                                                           590,388

Specialty Retail - 5.1%
            10,800  Linens 'n Things, Inc. *               268,164
            41,800  Party City Corp. *                     611,952
            15,900  Rent-A-Center, Inc. *                  434,229
            30,000  The Sports Authority, Inc. *           825,000
                                                         2,139,345

Textiles, Apparel and Luxury Goods - 0.7%
             9,800  Kellwood Co.                           282,142

Thrifts and Mortgage Finance - 2.3%
            10,300  IndyMac Bancorp, Inc.                  350,200
            75,300  Ocwen Financial Corp. *                607,671
                                                           957,871

Total Common Stocks
(Cost $32,289,082)                                      40,376,143

Repurchase Agreement - 3.8%
Principal
Amount                                                       Value
------------------------------------------------------------------
$        1,586,000  State Street Bank and Trust Co.
                    repurchase agreement,
                    dated 3/31/2005, maturity
                    value $1,586,122 at
                    2.78%, due 4/1/2005 (1)
                    (Cost $1,586,000)               $    1,586,000

Total Investments - 100.4%
(Cost $33,875,082)                                      41,962,143
Liabilities in Excess of Cash, Receivables and
Other Assets - (0.4)%                                     (183,370)
Net Assets - 100%                                   $   41,778,773

*     Non-income producing security.
(1) The repurchase agreement is collateralized by $1,680,000 in U.S. Government Agency 3.25%, due 2/15/09, with a value of $1,618,989.


-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $    9,261,870
Gross unrealized depreciation .................        (1,174,809)
                                                   --------------
Net unrealized appreciation ...................    $    8,087,061
                                                   ==============
-----------------------------------------------------------------



-----------------------------------------------------------------



...   The Guardian Asset Allocation Fund

 Schedule of Investments

March 31, 2005 (Unaudited)

Common Stocks -- 15.7%
Shares                                                      Value
------------------------------------------------------------------
Aerospace and Defense - 0.3%
             3,044  Boeing Co.                      $      177,952
             2,736  Honeywell Int'l., Inc.                 101,806
             1,046  Lockheed Martin Corp.                   63,869
             1,212  Northrop Grumman Corp.                  65,424
             1,924  Raytheon Co.                            74,459
               318  United Technologies Corp.               32,328
                                                           515,838

Air Freight and Logistics - 0.1%
             2,119  United Parcel Svc., Inc.               154,136

Airlines - 0.0%
             2,503  Southwest Airlines Co.                  35,643

Automobiles - 0.1%
             5,835  Ford Motor Co.                          66,111
             2,438  General Motors Corp.                    71,653
             1,219  Harley-Davidson, Inc.                   70,409
                                                           208,173

Beverages - 0.4%
             2,438  Anheuser-Busch Cos., Inc.              115,537
             4,595  Coca-Cola Co.                          191,474
             3,197  Coca-Cola Enterprises, Inc.             65,602
             2,867  PepsiCo., Inc.                         152,037
             2,305  The Pepsi Bottling Group, Inc.          64,194
                                                           588,844

Biotechnology - 0.2%
             2,242  Amgen, Inc. *                          130,507
               917  Biogen Idec, Inc. *                     31,646
             1,035  Chiron Corp. *                          36,287
             1,726  MedImmune, Inc. *                       41,096
                                                           239,536

Building Products - 0.1%
             2,608  Masco Corp.                             90,419

Capital Markets - 0.4%
             2,547  Bank of New York, Inc.                  73,990
             8,048  Charles Schwab Corp.                    84,585
             1,000  Goldman Sachs Group, Inc.              109,990
               980  Lehman Brothers Hldgs., Inc.            92,277
             2,356  Mellon Financial Corp.                  67,240
               410  Merrill Lynch & Co., Inc.               23,206
             3,352  Morgan Stanley                         191,902
                57  State Street Corp.                       2,492
                                                           645,682

Chemicals - 0.3%
               567  Dow Chemical Co.                        28,265
             3,035  E.I. Du Pont de Nemours & Co.          155,513
             1,085  Monsanto Co.                            69,983
             1,174  PPG Inds., Inc.                         83,964
             1,770  Rohm & Haas Co.                         84,960
                                                           422,685

Commercial Banks - 1.0%
            14,194  Bank of America Corp.                  625,955
             1,872  BB&T Corp.                              73,158
             2,217  Fifth Third Bancorp                     95,287
             1,410  KeyCorp                                 45,754
             3,312  U.S. Bancorp                            95,452
             4,992  Wachovia Corp.                         254,143
             3,950  Wells Fargo & Co.                      236,210
                                                         1,425,959

Commercial Services and Supplies - 0.2%
             5,396  Cendant Corp.                          110,834
             1,807  Cintas Corp.                            74,647
               269  PHH Corp. *                              5,883
             1,630  Pitney Bowes, Inc.                      73,546
             2,779  Waste Management, Inc.                  80,174
                                                           345,084

Communications Equipment - 0.4%
            15,125  Cisco Systems, Inc. *                  270,586
             6,482  Corning, Inc. *                         72,145
             6,075  Motorola, Inc.                          90,943
             4,768  QUALCOMM, Inc.                         174,747
                                                           608,421

Computers and Peripherals - 0.6%
             4,776  Dell, Inc. *                           183,494
             5,386  EMC Corp. *                             66,355
             8,215  Hewlett Packard Co.                    180,237
             4,066  Int'l. Business Machines               371,551
            12,916  Sun Microsystems, Inc. *                52,181
                                                           853,818

Consumer Finance - 0.2%
             1,972  American Express Co.                   101,302
               146  Capital One Financial Corp.             10,916
             4,750  MBNA Corp.                             116,612
             2,265  SLM Corp.                              112,888
                                                           341,718

Distributors - 0.1%
             2,967  Genuine Parts Co.                      129,035

Diversified Financial Services - 0.5%
            11,373  Citigroup, Inc.                        511,103
             5,066  J.P. Morgan Chase & Co.                175,283
                                                           686,386

Diversified Telecommunication Services - 0.4%
             1,564  ALLTEL Corp.                            85,785
             1,989  AT & T Corp.                            37,294
             5,078  BellSouth Corp.                        133,501
             5,290  SBC Comm., Inc.                        125,320
             1,710  Sprint Corp.                            38,903
             4,971  Verizon Comm.                          176,470
                                                           597,273

Electric Utilities - 0.3%
             1,705  Entergy Corp.                          120,475
             1,050  Exelon Corp.                            48,185
             2,428  FPL Group, Inc.                         97,484
             1,395  Progress Energy, Inc.                   58,520
             2,650  Southern Co.                            84,350
             1,292  TXU Corp.                              102,882
                                                           511,896

Electrical Equipment - 0.1%
               424  Cooper Inds. Ltd.                       30,324
             1,106  Emerson Electric Co.                    71,813
                                                           102,137

Electronic Equipment and Instruments - 0.1%
             2,990  Agilent Technologies, Inc. *            66,378
             4,723  Solectron Corp. *                       16,389
                                                            82,767

Energy Equipment and Services - 0.1%
             2,205  Baker Hughes, Inc.                      98,100
             1,681  Schlumberger Ltd.                      118,477
                                                           216,577

Food and Staples Retailing - 0.5%
               840  Albertson's, Inc.                       17,346
             2,620  CVS Corp.                              137,864
             2,409  Kroger Co. *                            38,616
             1,099  Safeway, Inc. *                         20,365
            10,695  Wal-Mart Stores, Inc.                  535,927
                                                           750,118

Food Products - 0.4%
             2,194  Archer-Daniels-Midland Co.              53,929
             2,621  Campbell Soup Co.                       76,062
             2,662  ConAgra Foods, Inc.                     71,927
               928  General Mills, Inc.                     45,611
             2,424  H.J. Heinz Co.                          89,300
             1,334  Hershey Foods Corp.                     80,654
             2,012  Kellogg Co.                             87,059
             1,269  W.M. Wrigley Jr. Co.                    83,208
                                                           587,750

Health Care Equipment and Supplies - 0.5%
             2,128  Baxter Int'l., Inc.                     72,310
             2,122  Becton Dickinson & Co., Inc.           123,967
             2,932  Boston Scientific Corp. *               85,878
               272  C.R. Bard, Inc.                         18,518
             2,016  Guidant Corp.                          148,982
             1,756  Medtronic, Inc.                         89,468
             2,884  St. Jude Medical, Inc. *               103,824
             1,188  Stryker Corp.                           52,997
               884  Zimmer Hldgs., Inc. *                   68,784
                                                           764,728

Health Care Providers and Services - 0.3%
               998  AmerisourceBergen Corp.                 57,176
               746  Cigna Corp.                             66,618
               306  HCA, Inc.                               16,392
             3,629  Health Management Assoc., Inc.          95,007
             1,178  McKesson Corp.                          44,470
             1,512  Tenet Healthcare Corp. *                17,433
               929  WellPoint, Inc. *                      116,450
                                                           413,546

Hotels, Restaurants and Leisure - 0.2%
             2,190  Carnival Corp.                         113,464
             2,751  McDonald's Corp.                        85,666
             2,943  Starbucks Corp. *                      152,035
                                                           351,165

Household Products - 0.3%
               614  Clorox Co.                              38,676
             1,955  Kimberly-Clark Corp.                   128,502
             5,120  Procter & Gamble Co.                   271,360
                                                           438,538

Industrial Conglomerates - 0.8%
             2,236  3M Co.                                 191,603
            23,903  General Electric Co.                   861,942
             6,224  Tyco Int'l. Ltd.                       210,371
                                                         1,263,916

Information Technology Services - 0.3%
             2,142  Automatic Data Processing, Inc.         96,283
             2,525  Electronic Data Systems Corp.           52,192
             4,416  First Data Corp.                       173,593
               957  Paychex, Inc.                           31,408
             1,608  Sabre Hldgs. Corp.                      35,183
                                                           388,659

Insurance - 0.6%
             2,353  AFLAC, Inc.                             87,673
             2,008  Allstate Corp.                         108,553
             5,515  American Int'l. Group, Inc.            305,586
             1,281  Chubb Corp.                            101,545
               186  Loews Corp.                             13,678
             2,164  Marsh & McLennan Cos., Inc.             65,829
             2,884  MetLife, Inc.                          112,764
             1,253  Progressive Corp.                      114,975
               687  St. Paul Travelers Cos., Inc.           25,234
                                                           935,837

Internet Software and Services - 0.0%
             1,884  Yahoo! Inc. *                           63,868

Leisure Equipment and Products - 0.1%
             1,149  Eastman Kodak Co.                       37,400
             3,448  Mattel, Inc.                            73,615
                                                           111,015

Machinery - 0.2%
             1,626  Caterpillar, Inc.                      148,681
             1,491  Deere & Co.                            100,091
             2,138  Dover Corp.                             80,795
                                                           329,567

Media - 0.5%
             2,046  Clear Channel Comm., Inc.               70,526
             3,217  Comcast Corp. - Class A *              108,670
               629  Gannett Co., Inc.                       49,741
             1,395  New York Times Co.                      51,029
            11,612  Time Warner, Inc. *                    203,790
                77  Tribune Co.                              3,070
             4,849  Viacom, Inc.                           168,891
             5,567  Walt Disney Co.                        159,940
                                                           815,657

Metals and Mining - 0.0%
             2,364  Alcoa, Inc.                             71,842

Multiline Retail - 0.1%
             1,602  Kohl's Corp. *                          82,711
               481  Target Corp.                            24,060
                                                           106,771

Multi-Utilities and Unregulated Power - 0.2%
             3,468  AES Corp. *                             56,806
             4,604  Duke Energy Corp.                      128,958
             1,682  Public Svc. Enterprise Group, Inc.      91,484
                                                           277,248

Oil and Gas - 1.1%
             1,406  Anadarko Petroleum Corp.               106,996
               294  Burlington Resources, Inc.              14,720
             5,774  ChevronTexaco Corp.                    336,682
             1,233  ConocoPhillips                         132,967
             3,136  El Paso Corp.                           33,179
            14,298  Exxon Mobil Corp.                      852,161
             2,571  Unocal Corp.                           158,605
             3,916  Williams Cos., Inc.                     73,660
                                                         1,708,970

Paper and Forest Products - 0.1%
             2,952  Georgia-Pacific Corp.                  104,766

Personal Products - 0.2%
             2,752  Avon Products, Inc.                    118,171
             2,784  Gillette Co.                           140,536
                                                           258,707

Pharmaceuticals - 1.0%
             1,116  Allergan, Inc.                          77,529
             6,462  Bristol-Myers Squibb Corp.             164,523
             3,549  Eli Lilly & Co.                        184,903
             1,774  Forest Laboratories, Inc. *             65,549
             6,872  Johnson & Johnson                      461,524
             1,779  King Pharmaceuticals, Inc. *            14,783
            17,915  Pfizer, Inc.                           470,627
             3,875  Schering-Plough Corp.                   70,331
                                                         1,509,769

Real Estate - 0.1%
             2,383  Plum Creek Timber Co., Inc.             85,073
             1,972  Simon Ppty. Group, Inc.                119,464
                                                           204,537

Road and Rail - 0.2%
             2,352  Burlington Northern Santa Fe           126,843
             1,674  Union Pacific Corp.                    116,678
                                                           243,521

Semiconductors and Semiconductor Equipment - 0.5%
             2,923  Altera Corp. *                          57,817
               754  Analog Devices, Inc.                    27,250
             4,648  Applied Materials, Inc. *               75,530
             1,688  Broadcom Corp. *                        50,505
               670  Freescale Semiconductor, Inc. *         11,557
            13,630  Intel Corp.                            316,625
             1,448  KLA-Tencor Corp. *                      66,622
               549  Linear Technology Corp.                 21,032
               794  Maxim Integrated Products, Inc.         32,451
             3,302  Micron Technology, Inc. *               34,143
             1,503  Texas Instruments, Inc.                 38,311
             2,346  Xilinx, Inc.                            68,574
                                                           800,417

Software - 0.6%
             1,802  Adobe Systems, Inc.                    121,040
             3,590  Computer Assocs. Int'l., Inc.           97,289
            23,245  Microsoft Corp.                        561,832
             2,830  Siebel Systems, Inc. *                  25,838
             2,739  VERITAS Software Corp. *                63,599
                                                           869,598

Specialty Retail - 0.4%
             1,416  Bed, Bath & Beyond, Inc. *              51,741
             1,930  Best Buy Co., Inc.                     104,239
             3,143  Home Depot, Inc.                       120,188
             2,415  Lowe's Cos., Inc.                      137,872
               432  Staples, Inc.                           13,578
             5,047  The Gap, Inc.                          110,227
                                                           537,845

Textiles, Apparel and Luxury Goods - 0.1%
             1,255  NIKE, Inc.                             104,554

Thrifts and Mortgage Finance - 0.2%
             1,850  Federal National Mortgage Assn.        100,733
             4,145  Washington Mutual, Inc.                163,727
                                                           264,460

Tobacco - 0.3%
             5,316  Altria Group, Inc.                     347,613
               509  UST, Inc.                               26,316
                                                           373,929

Total Common Stocks
(Cost $24,009,209)                                      23,453,325

Mutual Fund - 82.9%

Equity - 82.9%
        15,277,311  The Guardian S&P 500 Index
		    Fund, Class A (1)+
(Cost $132,417,998)                                 $  123,898,990

U.S. Government Securities - 0.4%
Principal
Amount                                                      Value
------------------------------------------------------------------
                    U.S. Treasury Bills
$          325,000  2.285%, 4/21/2005 (2)           $      324,587
           325,000  2.689%, 6/9/2005 (2)                   323,325

Total U.S. Government Securities
(Cost $647,912)                                            647,912

Repurchase Agreement - 1.2%
$        1,834,000  State Street Bank and Trust Co.
                    repurchase agreement,
                    dated 3/31/2005, maturity
                    value $1,834,142 at
                    2.78%, due 4/1/2005 (3)
(Cost $1,834,000)                                   $    1,834,000
Total Investments - 100.2%
 (Cost $158,909,119)                                   149,834,227
Liabilities in Excess of Cash, Receivables and
Other Assets - (0.2)%                                     (268,628)
Net Assets - 100%                                   $  149,565,599


Sold Futures Contracts
                                                        Unrealized
Contract   Description                 Expiration     Depreciation
------------------------------------------------------------------
   39      S&P 500 Index                   6/2005     $    463,787

------------------------------------------------------------------


Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $    3,499,935
Gross unrealized depreciation .................       (12,574,827)
                                                   --------------
Net unrealized depreciation ...................    $   (9,074,892)
                                                   ==============
------------------------------------------------------------------


Investment in Affiliates (4)

       A summary of GAAF transactions in affiliated securities during the three months ended March 31, 2005 is set forth below:

                        Balance of        Gross                  Balance of
                       Shares Held    Purchases        Gross    Shares Held
                       December 31,         and    Sales and       March 31,
    Name of Issuer            2004    Additions    Reductions          2005
-----------------------    ------------------------------------------------
Majority-Owned Subsidiary
The Guardian S&P 500
Index Fund, Class A     15,277,311            -            -     15,277,311


                                      Dividends Net Realized            Net
                             Value     Included   Gains from       Realized
                          March 31, In Dividend   Underlying           Gain
    Name of Issuer            2005       Income        Funds       on Sales
-----------------------    ------------------------------------------------
Majority-Owned Subsidiary
The Guardian S&P 500
Index Fund, Class A    123,898,990            -            -              -


*     Non-income producing security.
+     The Guardian S&P 500 Index Fund financials are included herein.
(1)   Majority-owned subsidiary.
(2) The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(3) The repurchase agreement is collateralized by $1,895,000 in U.S. Government Agency 3.00%, due 7/16/13, with a value of $1,871,313.
(4) Affiliated issuers, as defined in the 1940 Act, include issuers in which the Fund held 5% or more of the outstanding voting securities. Majority -owned subsidiaries include issuers on which the Fund held 50% or more of the outstanding voting securities.



-----------------------------------------------------------------



...   The Guardian S&P 500 Index Fund

 Schedule of Investments

March 31, 2005 (Unaudited)

Common Stocks -- 97.5%
Shares                                                      Value
------------------------------------------------------------------
Aerospace and Defense - 2.1%
            12,788  Boeing Co.                      $      747,587
             3,125  General Dynamics Corp.                 334,531
             2,343  Goodrich Corp.                          89,714
            13,224  Honeywell Int'l., Inc.                 492,065
             1,600  L-3 Comm. Hldgs., Inc.                 113,632
             6,804  Lockheed Martin Corp.                  415,452
             5,740  Northrop Grumman Corp.                 309,845
             6,629  Raytheon Co.                           256,542
             2,645  Rockwell Collins, Inc.                 125,876
             7,755  United Technologies Corp.              788,373
                                                         3,673,617

Air Freight and Logistics - 1.0%
             4,550  FedEx Corp.                            427,473
               810  Ryder Systems, Inc.                     33,777
            17,015  United Parcel Svc., Inc.             1,237,671
                                                         1,698,921

Airlines - 0.1%
             1,785  Delta Airlines, Inc. *                   7,229
            12,232  Southwest Airlines Co.                 174,184
                                                           181,413

Auto Components - 0.2%
               945  Cooper Tire & Rubber Co.                17,350
             2,085  Dana Corp.                              26,667
             8,041  Delphi Corp.                            36,024
             4,365  Goodyear Tire & Rubber Co. *            58,273
             2,858  Johnson Controls, Inc.                 159,362
             1,852  Visteon Corp.                           10,575
                                                           308,251

Automobiles - 0.5%
            33,159  Ford Motor Co.                         375,691
             8,879  General Motors Corp.                   260,954
             4,838  Harley-Davidson, Inc.                  279,443
                                                           916,088

Beverages - 2.3%
            11,891  Anheuser-Busch Cos., Inc.              563,515
             1,990  Brown-Forman Corp.                     108,953
            37,132  Coca-Cola Co.                        1,547,290
             7,664  Coca-Cola Enterprises, Inc.            157,265
             2,125  Molson Coors Brewing Co.               163,986
            25,965  PepsiCo., Inc.                       1,376,924
             4,359  The Pepsi Bottling Group, Inc.         121,398
                                                         4,039,331

Biotechnology - 1.2%
            19,558  Amgen, Inc. *                        1,138,471
             3,019  Applera Corp.-Applied Biosystems G      59,595
             5,022  Biogen Idec, Inc. *                    173,309
             2,723  Chiron Corp. *                          95,468
             5,079  Genzyme Corp. *                        290,722
             6,600  Gilead Sciences, Inc. *                236,280
             3,661  MedImmune, Inc. *                       87,169
                                                         2,081,014

Building Products - 0.2%
             3,186  American Standard Cos., Inc.           148,085
             7,483  Masco Corp.                            259,436
                                                           407,521

Capital Markets - 2.8%
            11,877  Bank of New York, Inc.                 345,027
             1,689  Bear Stearns Cos., Inc.                168,731
            19,889  Charles Schwab Corp.                   209,033
             5,500  E*TRADE Financial Corp. *               66,000
             1,600  Federated Investors, Inc.               45,296
             3,801  Franklin Resources, Inc.               260,939
             8,166  Goldman Sachs Group, Inc.              898,178
             3,184  Janus Capital Group, Inc.               44,417
             4,199  Lehman Brothers Hldgs., Inc.           395,378
             6,309  Mellon Financial Corp.                 180,059
            15,654  Merrill Lynch & Co., Inc.              886,016
            16,508  Morgan Stanley                         945,083
             3,195  Northern Trust Corp.                   138,791
             5,114  State Street Corp.                     223,584
             1,728  T. Rowe Price Group, Inc.              102,609
                                                         4,909,141

Chemicals - 1.8%
             3,281  Air Products & Chemicals, Inc.         207,654
            15,665  Dow Chemical Co.                       780,900
            15,009  E.I. Du Pont de Nemours & Co.          769,061
             1,083  Eastman Chemical Co.                    63,897
             4,653  Ecolab, Inc.                           153,782
             1,823  Engelhard Corp.                         54,745
               685  Great Lakes Chemical Corp.              22,002
             1,497  Hercules, Inc. *                        21,692
             1,377  Int'l. Flavors & Fragrances, Inc.       54,392
             4,436  Monsanto Co.                           286,122
             2,774  PPG Inds., Inc.                        198,396
             5,132  Praxair, Inc.                          245,618
             3,834  Rohm & Haas Co.                        184,032
             1,093  Sigma-Aldrich                           66,946
                                                         3,109,239

Commercial Banks - 5.6%
             5,373  AmSouth Bancorporation                 139,429
            62,976  Bank of America Corp.                2,777,242
             8,563  BB&T Corp.                             334,642
             2,548  Comerica, Inc.                         140,344
             1,900  Compass Bancshares, Inc.                86,260
             9,346  Fifth Third Bancorp                    401,691
             1,845  First Horizon Nat'l. Corp.              75,258
             3,600  Huntington Bancshares, Inc.             86,040
             6,165  KeyCorp                                200,054
             1,800  M & T Bank Corp.                       183,708
             3,714  Marshall & Ilsley Corp.                155,060
            11,065  National City Corp.                    370,677
             7,607  North Fork Bancorporation, Inc.        211,018
             4,177  PNC Financial Svcs. Group              215,032
             7,283  Regions Financial Corp.                235,969
             5,676  SunTrust Banks, Inc.                   409,069
             4,926  Synovus Financial Corp.                137,238
            30,104  U.S. Bancorp                           867,597
            24,514  Wachovia Corp.                       1,248,008
            25,987  Wells Fargo & Co.                    1,554,023
             1,438  Zions Bancorporation                    99,251
                                                         9,927,610

Commercial Services and Supplies - 0.9%
             4,995  Allied Waste Inds., Inc. *              36,514
             2,845  Apollo Group, Inc. *                   210,701
             1,581  Avery Dennison Corp.                    97,911
            15,262  Cendant Corp.                          313,482
             2,425  Cintas Corp.                           100,177
             2,052  Equifax, Inc.                           62,976
             2,604  H & R Block, Inc.                      131,710
             1,707  Monster Worldwide, Inc. *               47,881
             3,634  Pitney Bowes, Inc.                     163,966
             4,423  R.R. Donnelley & Sons Co.              139,855
             2,547  Robert Half Int'l., Inc.                68,667
             8,974  Waste Management, Inc.                 258,900
                                                         1,632,740

Communications Equipment - 2.4%
            11,132  ADC Telecomm., Inc. *                   22,153
             2,400  Andrew Corp. *                          28,104
             6,102  Avaya, Inc. *                           71,271
            10,503  CIENA Corp. *                           18,065
           103,242  Cisco Systems, Inc. *                1,846,999
             2,380  Comverse Technology, Inc. *             60,024
            20,197  Corning, Inc. *                        224,793
            18,734  JDS Uniphase Corp. *                    31,286
            67,556  Lucent Technologies, Inc. *            185,779
            43,325  Motorola, Inc.                         648,575
            25,104  QUALCOMM, Inc.                         920,062
             2,311  Scientific Atlanta, Inc.                65,216
             5,897  Tellabs, Inc. *                         43,048
                                                         4,165,375

Computers and Peripherals - 3.7%
            12,969  Apple Computer, Inc. *                 540,418
            38,726  Dell, Inc. *                         1,487,853
            36,868  EMC Corp. *                            454,214
             4,621  Gateway, Inc. *                         18,623
            46,798  Hewlett Packard Co.                  1,026,748
            26,281  Int'l. Business Machines             2,401,558
             1,823  Lexmark Int'l. Group, Inc. *           145,785
             2,758  NCR Corp. *                             93,055
             5,702  Network Appliance, Inc. *              157,717
             1,349  QLogic Corp. *                          54,635
            54,932  Sun Microsystems, Inc. *               221,925
                                                         6,602,531

Construction and Engineering - 0.0%
             1,050  Fluor Corp.                             58,201

Construction Materials - 0.0%
             1,439  Vulcan Materials Co.                    81,778

Consumer Finance - 1.2%
            19,651  American Express Co.                 1,009,472
             3,450  Capital One Financial Corp.            257,956
            19,217  MBNA Corp.                             471,777
             4,111  Providian Financial Corp. *             70,545
             7,101  SLM Corp.                              353,914
                                                         2,163,664

Containers and Packaging - 0.2%
             1,626  Ball Corp.                              67,447
             1,504  Bemis Co., Inc.                         46,805
             2,261  Pactiv Corp. *                          52,794
             2,781  Sealed Air Corp. *                     144,445
               697  Temple-Inland, Inc.                     50,567
                                                           362,058

Distributors - 0.1%
             2,486  Genuine Parts Co.                      108,116

Diversified Financial Services - 3.4%
             3,200  CIT Group, Inc.                        121,600
            80,462  Citigroup, Inc.                      3,615,962
            55,253  J.P. Morgan Chase & Co.              1,911,754
             2,359  Moody's Corp.                          190,749
             5,116  Principal Financial Group, Inc.        196,915
                                                         6,036,980

Diversified Telecommunication Services - 2.7%
             4,514  ALLTEL Corp.                           247,593
            12,198  AT & T Corp.                           228,713
            28,012  BellSouth Corp.                        736,435
             1,992  CenturyTel, Inc.                        65,417
             6,319  Citizens Comm. Co.                      81,768
            30,623  Qwest Comm. Int'l., Inc. *             113,305
            51,460  SBC Comm., Inc.                      1,219,087
            24,164  Sprint Corp.                           549,731
            41,885  Verizon Comm.                        1,486,918
                                                         4,728,967

Electric Utilities - 2.0%
             1,753  Allegheny Energy, Inc. *                36,217
             2,471  Ameren Corp.                           121,104
             6,284  American Electric Power, Inc.          214,033
             4,248  CenterPoint Energy, Inc.                51,103
             2,886  CiNergy Corp.                          116,941
             3,075  Consolidated Edison, Inc.              129,704
             2,578  DTE Energy Co.                         117,247
             4,648  Edison Int'l.                          161,379
             3,618  Entergy Corp.                          255,648
             9,904  Exelon Corp.                           454,495
             5,049  FirstEnergy Corp.                      211,806
             5,814  FPL Group, Inc.                        233,432
             6,344  PG&E Corp.                             216,330
             1,212  Pinnacle West Capital Corp.             51,522
             2,692  PPL Corp.                              145,341
             4,069  Progress Energy, Inc.                  170,695
            12,246  Southern Co.                           389,790
             2,624  TECO Energy, Inc.                       41,144
             3,945  TXU Corp.                              314,140
             6,601  Xcel Energy, Inc.                      113,405
                                                         3,545,476

Electrical Equipment - 0.4%
             2,786  American Power Conversion Corp.         72,742
             1,359  Cooper Inds. Ltd.                       97,196
             6,564  Emerson Electric Co.                   426,200
             2,645  Rockwell Automation, Inc.              149,813
                                                           745,951

Electronic Equipment and Instruments - 0.3%
             7,382  Agilent Technologies, Inc. *           163,880
             2,726  Jabil Circuit, Inc. *                   77,745
             2,802  Molex, Inc.                             73,861
             7,816  Sanmina-SCI Corp. *                     40,800
            12,349  Solectron Corp. *                       42,851
             3,132  Symbol Technologies, Inc.               45,383
             1,336  Tektronix, Inc.                         32,772
                                                           477,292

Energy Equipment and Services - 1.2%
             2,317  B.J. Svcs. Co.                         120,206
             5,564  Baker Hughes, Inc.                     247,542
             8,090  Halliburton Co.                        349,893
             2,092  Nabors Inds., Inc. *                   123,721
             2,600  National-Oilwell Varco, Inc. *         121,420
             2,008  Noble Corp.                            112,870
             1,317  Rowan Cos., Inc.                        39,418
             9,003  Schlumberger Ltd.                      634,531
             5,572  Transocean, Inc. *                     286,735
                                                         2,036,336

Food and Staples Retailing - 2.9%
             5,902  Albertson's, Inc.                      121,876
             7,059  Costco Wholesale Corp.                 311,867
             6,301  CVS Corp.                              331,558
            11,800  Kroger Co. *                           189,154
             7,230  Safeway, Inc. *                        133,972
             1,885  Supervalu, Inc.                         62,865
             9,731  Sysco Corp.                            348,370
            59,552  Wal-Mart Stores, Inc.                2,984,151
            15,872  Walgreen Co.                           705,034
                                                         5,188,847

Food Products - 1.3%
             9,568  Archer-Daniels-Midland Co.             235,182
             6,069  Campbell Soup Co.                      176,122
             8,628  ConAgra Foods, Inc.                    233,129
             5,846  General Mills, Inc.                    287,331
             5,823  H.J. Heinz Co.                         214,519
             3,920  Hershey Foods Corp.                    237,003
             6,444  Kellogg Co.                            278,832
             1,968  McCormick & Co., Inc.                   67,758
            12,269  Sara Lee Corp.                         271,881
             3,730  W.M. Wrigley Jr. Co.                   244,576
                                                         2,246,333

Gas Utilities - 0.2%
             4,116  KeySpan Corp.                          160,400
               674  NICOR, Inc.                             24,999
             4,276  NiSource, Inc.                          97,450
               527  Peoples Energy Corp.                    22,092
                                                           304,941

Health Care Equipment and Supplies - 2.1%
               755  Bausch & Lomb, Inc.                     55,341
             9,370  Baxter Int'l., Inc.                    318,393
             3,689  Becton Dickinson & Co., Inc.           215,511
             3,846  Biomet, Inc.                           139,610
            13,482  Boston Scientific Corp. *              394,888
             1,442  C.R. Bard, Inc.                         98,171
             1,700  Fisher Scientific Int'l., Inc. *        96,764
             4,822  Guidant Corp.                          356,346
             2,380  Hospira, Inc. *                         76,803
            18,280  Medtronic, Inc.                        931,366
               653  Millipore Corp. *                       28,340
             2,010  PerkinElmer, Inc.                       41,466
             5,634  St. Jude Medical, Inc. *               202,824
             6,194  Stryker Corp.                          276,314
             2,568  Thermo Electron Corp. *                 64,945
             2,045  Waters Corp. *                          73,191
             3,813  Zimmer Hldgs., Inc. *                  296,689
                                                         3,666,962

Health Care Providers and Services - 2.5%
             4,672  Aetna, Inc.                            350,166
             1,854  AmerisourceBergen Corp.                106,216
             6,958  Cardinal Health, Inc.                  388,256
             6,800  Caremark Rx, Inc. *                    270,504
             2,221  Cigna Corp.                            198,335
             1,165  Express Scripts, Inc. *                101,576
             7,462  HCA, Inc.                              399,739
             3,671  Health Management Assoc., Inc.          96,107
             2,389  Humana, Inc. *                          76,305
             3,317  IMS Health, Inc.                        80,902
             2,100  Laboratory Corp. of America Hldgs.     101,220
             1,456  Manor Care, Inc.                        52,940
             4,085  McKesson Corp.                         154,209
             4,011  Medco Health Solutions, Inc. *         198,825
             1,738  Quest Diagnostics, Inc.                182,716
             6,941  Tenet Healthcare Corp. *                80,030
            10,720  UnitedHealth Group                   1,022,474
             4,756  WellPoint, Inc. *                      596,165
                                                         4,456,685

Hotels, Restaurants and Leisure - 1.5%
             9,614  Carnival Corp.                         498,101
             2,575  Darden Restaurants, Inc.                79,001
             1,649  Harrah's Entertainment, Inc.           106,492
             5,226  Hilton Hotels Corp.                    116,801
             5,356  Int'l. Game Technology                 142,791
             3,443  Marriott Int'l., Inc.                  230,199
            20,021  McDonald's Corp.                       623,454
             6,148  Starbucks Corp. *                      317,606
             3,141  Starwood Hotels & Resorts Worldwid     188,554
             1,623  Wendy's Int'l., Inc.                    63,362
             4,234  Yum! Brands, Inc.                      219,364
                                                         2,585,725

Household Durables - 0.5%
             1,127  Black & Decker Corp.                    89,022
             2,084  Centex Corp.                           119,351
             2,219  Fortune Brands, Inc.                   178,918
               618  KB Home                                 72,590
             2,782  Leggett & Platt, Inc.                   80,344
             1,066  Maytag Corp.                            14,892
             3,827  Newell Rubbermaid, Inc.                 83,964
             2,046  Pulte Homes, Inc.                      150,647
               811  Snap-On, Inc.                           25,782
             1,228  Stanley Works                           55,592
               933  Whirlpool Corp.                         63,192
                                                           934,294

Household Products - 1.8%
             3,390  Clorox Co.                             213,536
             8,248  Colgate-Palmolive Co.                  430,298
             7,704  Kimberly-Clark Corp.                   506,384
            39,416  Procter & Gamble Co.                 2,089,048
                                                         3,239,266

Industrial Conglomerates - 4.7%
            11,794  3M Co.                               1,010,628
           167,366  General Electric Co.                 6,035,218
             2,056  Textron, Inc.                          153,418
            31,210  Tyco Int'l. Ltd.                     1,054,898
                                                         8,254,162

Information Technology Services - 1.1%
             2,100  Affiliated Computer Svcs., Inc. *      111,804
             9,179  Automatic Data Processing, Inc.        412,596
             2,951  Computer Sciences Corp. *              135,303
             2,482  Convergys Corp. *                       37,056
             7,704  Electronic Data Systems Corp.          159,242
            14,105  First Data Corp.                       554,468
             2,689  Fiserv, Inc. *                         107,022
             6,010  Paychex, Inc.                          197,248
             1,910  Sabre Hldgs. Corp.                      41,791
             3,991  SunGard Data Systems, Inc. *           137,690
             4,516  Unisys Corp. *                          31,883
                                                         1,926,103

Insurance - 4.0%
             4,286  ACE Ltd.                               176,883
             7,659  AFLAC, Inc.                            285,374
            10,558  Allstate Corp.                         570,766
             1,504  Ambac Financial Group, Inc.            112,424
            40,506  American Int'l. Group, Inc.          2,244,438
             4,649  Aon Corp.                              106,183
             2,889  Chubb Corp.                            229,011
             3,217  Cincinnati Financial Corp.             140,293
             4,261  Hartford Financial Svcs. Group, In     292,134
             2,226  Jefferson-Pilot Corp.                  109,185
             2,766  Lincoln Nat'l. Corp.                   124,857
             2,851  Loews Corp.                            209,663
             9,335  Marsh & McLennan Cos., Inc.            283,971
             2,115  MBIA, Inc.                             110,572
            11,297  MetLife, Inc.                          441,713
             3,436  Progressive Corp.                      315,287
             8,227  Prudential Financial, Inc.             472,230
             1,823  SAFECO Corp.                            88,798
            10,367  St. Paul Travelers Cos., Inc.          380,780
             1,831  Torchmark Corp.                         95,578
             4,975  UnumProvident Corp.                     84,675
             2,213  XL Capital Ltd.                        160,155
                                                         7,034,970

Internet and Catalog Retail - 0.4%
            20,312  eBay, Inc. *                           756,825

Internet Software and Services - 0.4%
            20,701  Yahoo! Inc. *                          701,764

Leisure Equipment and Products - 0.2%
             1,223  Brunswick Corp.                         57,297
             4,324  Eastman Kodak Co.                      140,746
             2,426  Hasbro, Inc.                            49,612
             6,117  Mattel, Inc.                           130,598
                                                           378,253

Machinery - 1.4%
             5,238  Caterpillar, Inc.                      478,963
               571  Cummins, Inc.                           40,170
             4,676  Danaher Corp.                          249,745
             3,730  Deere & Co.                            250,395
             2,911  Dover Corp.                            110,007
             2,354  Eaton Corp.                            153,952
             4,671  Illinois Tool Works, Inc.              418,195
             2,653  Ingersoll-Rand Co.                     211,312
             1,256  ITT Inds., Inc.                        113,341
             1,366  Navistar Int'l. Corp. *                 49,722
             2,467  PACCAR, Inc.                           178,586
             1,735  Pall Corp.                              47,053
             1,682  Parker-Hannifin Corp.                  102,467
                                                         2,403,908

Media - 3.9%
             9,260  Clear Channel Comm., Inc.              319,192
            34,494  Comcast Corp. - Class A *            1,165,207
             1,237  Dow Jones & Co., Inc.                   46,227
             4,065  Gannett Co., Inc.                      321,460
             5,651  Interpublic Group Cos., Inc. *          69,394
             1,337  Knight-Ridder, Inc.                     89,913
             2,816  McGraw-Hill Cos., Inc.                 245,696
               690  Meredith Corp.                          32,258
             2,319  New York Times Co.                      84,829
            42,200  News Corp.                             714,024
             2,999  Omnicom Group, Inc.                    265,471
            73,818  Time Warner, Inc. *                  1,295,506
             5,202  Tribune Co.                            207,404
             4,887  Univision Comm., Inc. *                135,321
            26,391  Viacom, Inc.                           919,199
            31,096  Walt Disney Co.                        893,388
                                                         6,804,489

Metals and Mining - 0.7%
            13,096  Alcoa, Inc.                            397,987
             1,448  Allegheny Technologies, Inc.            34,911
             3,526  Freeport-McMoran Copper & Gold, In     139,665
             6,419  Newmont Mining Corp.                   271,203
             2,435  Nucor Corp.                            140,159
             1,425  Phelps Dodge Corp.                     144,965
             1,892  United States Steel Corp.               96,208
                                                         1,225,098

Multiline Retail - 1.2%
             1,561  Big Lots, Inc. *                        18,763
             1,201  Dillards, Inc.                          32,307
             4,737  Dollar General Corp.                   103,788
             2,900  Family Dollar Stores, Inc.              88,044
             2,840  Federated Department Stores, Inc.      180,737
             4,629  J.C. Penney Co., Inc.                  240,338
             5,280  Kohl's Corp. *                         272,606
             4,265  May Department Stores Co.              157,890
             2,637  Nordstrom, Inc.                        146,037
             1,563  Sears Hldgs. Corp. *                   208,145
            13,845  Target Corp.                           692,527
                                                         2,141,182

Multi-Utilities and Unregulated Power - 0.9%
            10,232  AES Corp. *                            167,600
             6,711  Calpine Corp. *                         18,791
             1,896  CMS Energy Corp. *                      24,724
             2,335  Constellation Energy Group, Inc.       120,719
             4,770  Dominion Resources, Inc.               355,031
            16,678  Duke Energy Corp.                      467,151
             4,647  Dynegy, Inc. *                          18,170
             3,650  Public Svc. Enterprise Group, Inc.     198,523
             3,727  Sempra Energy                          148,484
                                                         1,519,193

Office Electronics - 0.1%
            11,648  Xerox Corp. *                          176,467

Oil and Gas - 7.4%
             1,272  Amerada Hess Corp.                     122,379
             4,276  Anadarko Petroleum Corp.               325,404
             4,912  Apache Corp.                           300,762
               966  Ashland, Inc.                           65,176
             6,212  Burlington Resources, Inc.             311,035
            33,540  ChevronTexaco Corp.                  1,955,717
            11,623  ConocoPhillips                       1,253,424
             8,742  Devon Energy Corp.                     417,430
            10,252  El Paso Corp.                          108,466
             3,648  EOG Resources, Inc.                    177,804
           100,880  Exxon Mobil Corp.                    6,012,448
             2,450  Kerr-McGee Corp.                       191,908
             2,048  Kinder Morgan, Inc.                    155,034
             4,856  Marathon Oil Corp.                     227,844
             6,371  Occidental Petroleum Corp.             453,424
             1,169  Sunoco, Inc.                           121,015
             3,975  Unocal Corp.                           245,218
             4,300  Valero Energy Corp.                    315,061
             9,907  Williams Cos., Inc.                    186,351
             5,467  XTO Energy, Inc.                       179,525
                                                        13,125,425

Paper and Forest Products - 0.5%
             3,965  Georgia-Pacific Corp.                  140,718
             7,547  Int'l. Paper Co.                       277,654
             1,413  Louisiana-Pacific Corp.                 35,523
             2,831  MeadWestvaco Corp.                      90,082
             4,011  Weyerhaeuser Co.                       274,754
                                                           818,731

Personal Products - 0.6%
             1,201  Alberto-Culver Co.                      57,480
             6,846  Avon Products, Inc.                    293,967
            15,165  Gillette Co.                           765,529
                                                         1,116,976

Pharmaceuticals - 6.9%
            24,216  Abbott Laboratories                  1,128,950
             1,885  Allergan, Inc.                         130,951
            29,523  Bristol-Myers Squibb Corp.             751,656
            18,227  Eli Lilly & Co.                        949,627
             5,593  Forest Laboratories, Inc. *            206,661
            48,070  Johnson & Johnson                    3,228,381
             3,608  King Pharmaceuticals, Inc. *            29,982
            34,862  Merck & Co., Inc.                    1,128,483
             4,100  Mylan Laboratories, Inc.                72,652
           117,992  Pfizer, Inc.                         3,099,650
            22,681  Schering-Plough Corp.                  411,660
             2,740  Watson Pharmaceuticals, Inc. *          84,200
            20,740  Wyeth                                  874,813
                                                        12,097,666

Real Estate - 0.5%
             1,513  Apartment Investment & Management       56,284
             2,900  Archstone-Smith Trust                   98,919
             6,439  Equity Office Pptys. Trust             194,007
             4,460  Equity Residential                     143,656
             2,659  Plum Creek Timber Co., Inc.             94,926
             2,678  ProLogis                                99,354
             4,360  Simon Ppty. Group, Inc.                264,129
                                                           951,275

Road and Rail - 0.6%
             5,663  Burlington Northern Santa Fe           305,406
             3,037  CSX Corp.                              126,491
             6,560  Norfolk Southern Corp.                 243,048
             4,600  Union Pacific Corp.                    320,620
                                                           995,565

Semiconductors and Semiconductor Equipment - 3.0%
             6,069  Advanced Micro Devices, Inc. *          97,832
             5,686  Altera Corp. *                         112,469
             5,668  Analog Devices, Inc.                   204,842
            27,399  Applied Materials, Inc. *              445,234
             4,283  Applied Micro Circuits Corp. *          14,091
             5,795  Broadcom Corp. *                       173,386
             7,613  Freescale Semiconductor, Inc. *        131,324
            99,614  Intel Corp.                          2,314,033
             3,041  KLA-Tencor Corp. *                     139,916
             4,550  Linear Technology Corp.                174,311
             5,783  LSI Logic Corp. *                       32,327
             4,899  Maxim Integrated Products, Inc.        200,222
             8,530  Micron Technology, Inc. *               88,200
             6,136  National Semiconductor Corp.           126,463
             2,577  Novellus Systems, Inc. *                68,883
             2,760  NVIDIA Corp. *                          65,578
             3,235  PMC-Sierra, Inc. *                      28,468
             2,493  Teradyne, Inc. *                        36,398
            26,280  Texas Instruments, Inc.                669,877
             5,339  Xilinx, Inc.                           156,059
                                                         5,279,913

Software - 3.8%
             3,750  Adobe Systems, Inc.                    251,888
             3,550  Autodesk, Inc.                         105,648
             3,499  BMC Software, Inc. *                    52,485
             2,659  Citrix Systems, Inc. *                  63,337
             9,148  Computer Assocs. Int'l., Inc.          247,911
             5,272  Compuware Corp. *                       37,958
             4,446  Electronic Arts, Inc. *                230,214
             3,242  Intuit, Inc. *                         141,902
             1,159  Mercury Interactive Corp. *             54,913
           165,976  Microsoft Corp.                      4,011,640
             6,727  Novell, Inc. *                          40,093
            79,099  Oracle Corp. *                         987,156
             3,803  Parametric Technology Corp. *           21,259
             6,843  Siebel Systems, Inc. *                  62,477
            10,000  Symantec Corp. *                       213,300
             6,433  VERITAS Software Corp. *               149,374
                                                         6,671,555

Specialty Retail - 2.3%
             4,489  AutoNation, Inc. *                      85,022
             1,333  AutoZone, Inc. *                       114,238
             4,634  Bed, Bath & Beyond, Inc. *             169,326
             4,823  Best Buy Co., Inc.                     260,490
             2,929  Circuit City Stores, Inc.               47,010
            34,767  Home Depot, Inc.                     1,329,490
             8,155  Limited Brands                         198,167
            12,053  Lowe's Cos., Inc.                      688,106
             4,230  Office Depot, Inc. *                    93,821
             1,654  OfficeMax, Inc.                         55,409
             2,665  RadioShack Corp.                        65,293
             2,265  Sherwin-Williams Co.                    99,637
             7,453  Staples, Inc.                          234,248
            13,490  The Gap, Inc.                          294,622
             2,083  Tiffany & Co.                           71,905
             7,969  TJX Cos., Inc.                         196,276
             2,834  Toys R Us, Inc. *                       73,004
                                                         4,076,064

Textiles, Apparel and Luxury Goods - 0.4%
             2,800  Coach, Inc. *                          158,564
             2,039  Jones Apparel Group, Inc.               68,286
             1,864  Liz Claiborne, Inc.                     74,802
             4,106  NIKE, Inc.                             342,071
               649  Reebok Int'l. Ltd.                      28,751
             1,473  V.F. Corp.                              87,113
                                                           759,587

Thrifts and Mortgage Finance - 1.6%
             8,654  Countrywide Financial Corp.            280,909
            10,495  Federal Home Loan Mortgage Corp.       663,284
            14,854  Federal National Mortgage Assn.        808,800
             4,552  Golden West Financial Corp.            275,396
             1,532  MGIC Investment Corp.                   94,479
             5,100  Sovereign Bancorp, Inc.                113,016
            13,818  Washington Mutual, Inc.                545,811
                                                         2,781,695

Tobacco - 1.4%
            34,165  Altria Group, Inc.                   2,234,049
             2,145  Reynolds American, Inc.                172,866
             2,362  UST, Inc.                              122,115
                                                         2,529,030

Trading Companies and Distributors - 0.1%
             2,244  W.W. Grainger, Inc.                    139,734

Wireless Telecommunication Services - 0.3%
            16,542  Nextel Comm., Inc. *                   470,124

Total Common Stocks
(Cost $166,273,636)                                    171,756,418

U.S. Government Securities - 0.2%
Principal
Amount                                                       Value
------------------------------------------------------------------
                    U.S. Treasury Bills
$           50,000  2.6825% due 6/2/2005 (1)        $       49,769
           200,000  2.795% due 6/23/2005 (1)               198,711

Total U.S. Government Securities
(Cost $248,480)                                     $      248,480

Repurchase Agreement - 2.8%
$        5,004,000  State Street Bank and Trust Co.
                    repurchase agreement,
                    dated 3/31/2005, maturity
                    value $5,004,386 at
                     2.78%, due 4/1/2005 (2)
                    (Cost $5,004,000)               $    5,004,000

Total Investments - 100.5%
(Cost $171,526,116)                                    177,008,898
Liabilities in Excess of Cash, Receivables and
Other Assets - (0.5)%                                    (816,120)
Net Assets - 100%                                   $  176,192,778

*     Non-income producing security.
(1) The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(2) The repurchase agreement is collateralized by $5,170,000 in U.S. Government Agency 3.00%, due 7/16/13, with a value of $5,105,375.

Purchased Futures Contracts

					       	      Unrealized
Contracts        Description       Expiration        Depreciation
-----------------------------------------------------------------
   14            S&P 500 Index       6/2004      $      (156,387)

-----------------------------------------------------------------


Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $   36,046,898
Gross unrealized depreciation .................       (30,564,116)
                                                   --------------
Net unrealized depreciation ...................    $   (5,482,782)
                                                   ==============
-----------------------------------------------------------------

-----------------------------------------------------------------



...   The Guardian Baillie Gifford International Growth Fund

 Schedule of Investments

March 31, 2005 (Unaudited)

Common Stocks -- 95.3%
Shares                                                      Value
------------------------------------------------------------------
Australia - 4.2%
Beverages - 0.4%
            53,400  Fosters Group Ltd.              $      211,689
Commercial Banks - 0.4%
            13,354  Australia and NZ Banking Group Ltd     212,784
Commercial Services and Supplies - 0.3%
            31,000  Brambles Inds. Ltd.                    190,444
Containers and Packaging - 0.3%
            32,066  Amcor Ltd.                             177,418
Food and Staples Retailing - 0.4%
            20,506  Woolworths Ltd.                        254,328
Media - 0.2%
            33,000  John Fairfax Hldgs. Ltd.               106,593
Metals and Mining - 1.3%
            53,406  BHP Billiton Ltd.                      737,485
Oil and Gas - 0.5%
            15,200  Woodside Petroleum Ltd.                285,423
Real Estate - 0.4%
            19,000  Westfield Group                        237,706
                                                     -------------
                                                         2,413,870

Belgium - 0.9%
Diversified Financial Services - 0.9%
             5,900  Groupe Bruxelles Lambert S.A.          538,235

Brazil - 1.3%
Diversified Telecommunication Services - 0.5%
            18,700  Telecom. Norte Leste Participacoes
                    ADR                                    289,289
Oil and Gas - 0.8%
            10,800  Petroleo Brasileiro S.A. ADR           477,144
                                                     -------------
                                                           766,433

Denmark - 2.2%
Commercial Banks - 2.2%
            42,840  Danske Bank AS                       1,243,387

Finland - 1.7%
Building Products - 0.8%
             5,990  Kone OYJ                               465,819
Communications Equipment - 0.9%
            31,344  Nokia OYJ                              486,118
                                                     -------------
                                                           951,937

France - 11.1%
Beverages - 0.8%
             3,340  Pernod-Ricard S.A.                     466,464
Health Care Equipment and Supplies - 2.3%
            17,790  Essilor Int'l. S.A.                  1,286,107
Media - 1.1%
            20,852  Vivendi Universal S.A. *               638,951
Oil and Gas - 3.1%
             7,490  Total S.A.                           1,753,134
Personal Products - 1.8%
            13,091  L'Oreal S.A.                         1,048,252
Pharmaceuticals - 2.0%
            13,265  Sanofi-Aventis                       1,118,950
                                                     -------------
                                                         6,311,858

Germany - 5.5%
Health Care Providers and Services - 0.9%
             6,150  Celesio AG                             502,984
Machinery - 0.9%
            11,178  MAN AG                                 500,080
Multi-Utilities and Unregulated Power - 1.0%
             9,760  RWE AG                                 590,415
Software - 1.6%
             5,628  SAP AG                                 907,228
Textiles, Apparel and Luxury Goods - 1.1%
             3,770  Adidas-Salomon AG                      598,480
                                                     -------------
                                                         3,099,187

Hong Kong - 2.7%
Commercial Banks - 0.8%
           169,500  BOC Hong Kong Hldgs. Ltd.              310,780
            13,000  Hang Seng Bank Ltd.                    171,683
                                                     -------------
                                                           482,463
Distributors - 0.3%
            78,000  Li & Fung Ltd.                         142,514
Diversified Financial Services - 0.2%
            50,000  Hong Kong Exchanges
		    & Clearing Ltd                         129,499
Real Estate - 1.4%
            59,000  Cheung Kong Hldgs. Ltd.                521,973
            28,000  Sun Hung Kai Properties Ltd.           253,999
                                                     -------------
                                                           775,972
                                                     -------------
                                                         1,530,448

Ireland - 3.1%
Commercial Banks - 1.5%
            39,230  Allied Irish Banks PLC                 821,575
Construction Materials - 1.6%
            35,380  CRH PLC                                927,673
                                                     -------------
                                                         1,749,248

Italy - 3.8%
Insurance - 2.9%
            20,630  Assicurazioni Generali SPA             666,123
            40,860  Riunione Adriatica di
                    Sicurta SPA                            961,681
                                                     -------------
                                                         1,627,804
Oil and Gas - 0.9%
            19,810  ENI SPA                                514,543
                                                         2,142,347

Japan - 21.4%
Auto Components - 1.1%
            33,000  Bridgestone Corp.                      606,603
Automobiles - 1.1%
            59,800  Nissan Motor Co. Ltd.                  612,919
Building Products - 1.9%
           102,000  Asahi Glass Co.                      1,074,936
Commercial Banks - 0.9%
               104  UFJ Hldgs., Inc. *                     547,037
Diversified Financial Services - 1.2%
             9,700  Promise Co.                            663,101
Diversified Telecommunication Services - 0.5%
                67  Nippon Tele. & Tel. Corp.              293,057
Electronic Equipment and Instruments - 2.7%
             2,800  Keyence Corp.                          648,655
            38,500  Konica Minolta Hldgs., Inc.            389,219
             4,100  Nidec Corp.                            510,468
                                                     -------------
                                                         1,548,342
Household Products - 0.9%
            22,000  Kao Corp.                              505,759
Insurance - 1.1%
            70,000  Mitsui Sumitomo Insurance Co.          641,735
Machinery - 0.9%
            20,000  Daikin Inds. Ltd.                      503,614
Marine - 1.0%
            89,000  Mitsui O.S.K. Lines Ltd.               571,891
Multiline Retail - 0.7%
            40,000  Takashimaya Co. Ltd.                   409,606
Office Electronics - 1.7%
            29,000  Brother Inds. Ltd.                     278,573
            13,000  Canon, Inc.                            697,132
                                                     -------------
                                                           975,705
Real Estate - 0.6%
            27,000  Sumitomo Realty & Dev't. Co. Ltd.      325,838
Road and Rail - 0.7%
            74,000  Tokyu Corp.                            385,787
Specialty Retail - 1.1%
            11,900  Yamada Denki Co. Ltd.                  623,716
Tobacco - 1.9%
                96  Japan Tobacco, Inc.                  1,065,423
Trading Companies and Distributors - 1.4%
            86,000  Mitsui & Co. Ltd.                      793,229
                                                     -------------
                                                        12,148,298

Netherlands - 0.7%
Household Durables - 0.7%
            13,650  Philips Electronics  (KON)             376,138

New Zealand - 0.4%
Diversified Telecommunication Services - 0.4%
            53,400  Telecom. Corp. of New Zealand          230,535

People's Republic of China - 0.8%
Oil and Gas - 0.8%
           807,500  CNOOC Ltd.                             434,849

Russia - 0.5%
Wireless Telecommunication Services - 0.5%
             8,000  Mobile Telesystems ADR                 281,520

Singapore - 0.5%
Electronic Equipment and Instruments - 0.2%
            19,000  Venture Corp. Ltd.                     153,059
Media - 0.3%
            56,000  Singapore Press Hldgs. Ltd.            154,670
                                                     -------------
                                                           307,729

South Africa - 0.4%
Oil and Gas - 0.4%
            10,156  Sasol Ltd.                             237,147

South Korea - 0.5%
Semiconductors and Semiconductor Equipment - 0.5%
             1,200  Samsung Electronics Co. Ltd. GDR       297,000

Spain - 2.6%
Commercial Banks - 1.4%
            12,130  Banco Popular Espanol S.A.             784,906
Tobacco - 1.2%
            16,720  Altadis S.A.                           684,056
                                                     -------------
                                                         1,468,962

Sweden - 6.4%
Commercial Banks - 1.2%
            28,440  Svenska Handelsbanken AB               672,203
Communications Equipment - 0.9%
           182,870  LM Ericsson *                          515,050
Health Care Equipment and Supplies - 1.4%
            51,430  Getinge AB                             767,932
Machinery - 2.9%
            24,860  Atlas Copco AB                       1,088,970
            14,040  Sandvik AB                             584,209
                                                     -------------
                                                         1,673,179
                                                     -------------
                                                         3,628,364

Switzerland - 4.1%
Commercial Banks - 2.6%
            17,810  UBS AG                               1,504,651
Electrical Equipment - 1.5%
           134,300  ABB Ltd. *                             834,671
                                                     -------------
                                                         2,339,322

United Kingdom - 20.5%
Commercial Banks - 3.4%
            69,800  Barclays PLC                           713,131
            25,664  Royal Bank of Scotland                 816,175
            23,000  Standard Chartered PLC                 413,506
                                                     -------------
                                                         1,942,812
Commercial Services and Supplies - 0.6%
           141,000  Hays PLC *                             354,150
Hotels, Restaurants and Leisure - 2.0%
             8,600  Carnival PLC                           471,966
           112,000  Hilton Group PLC                       636,651
                                                     -------------
                                                         1,108,617
Metals and Mining - 0.9%
            40,000  BHP Billiton PLC                       537,089
Multiline Retail - 0.7%
            13,000  Next PLC                               390,844
Oil and Gas - 3.6%
            58,000  BG Group PLC                           450,454
           155,000  BP PLC                               1,605,555
                                                     -------------
                                                         2,056,009
Pharmaceuticals - 1.7%
            40,902  GlaxoSmithKline PLC                    936,962
Software - 0.3%
            41,000  Sage Group                             155,825
Specialty Retail - 0.9%
            98,000  Kingfisher PLC                         534,398
Tobacco - 3.1%
            29,000  British American Tobacco PLC           510,972
            48,000  Imperial Tobacco                     1,259,100
                                                     -------------
                                                         1,770,072
Wireless Telecommunication Services - 3.3%
           707,650  Vodafone Group                       1,877,637
                                                     -------------
                                                        11,664,415

Total Common Stocks
(Cost $39,022,732)                                      54,161,229

Preferred Stocks - 3.0%
Brazil - 1.1%
Oil and Gas - 1.1%
            16,500  Petroleo Brasileiro S.A. ADR    $      634,755

Germany - 1.9%
Automobiles - 1.9%
             1,440  Porsche AG                           1,045,699

Total Preferred Stocks
(Cost $884,143)                                          1,680,454

Convertible Bond - 0.4%
Principal
Amount                                                       Value
------------------------------------------------------------------
Japan - 0.4%
Commercial Banks - 0.4%
(Yen)   12,000,000  SMFG Finance
                    2.25% due 7/11/2005
(Cost $99,884)                                      $      258,247

Repurchase Agreement - 1.3%
$          766,000  State Street Bank and Trust Co.
                    repurchase agreement,
                    dated 3/31/2005, maturity
                    value $766,027 at
                    1.25%, due 4/1/2005 (1)
(Cost $766,000)                                     $      766,000
Total Investments - 100.0%
 (Cost $40,772,759)                                     56,865,930
Liabilities in Excess of Cash, Receivables and
Other Assets - 0.0%                                        (23,011)
Net Assets - 100%                                   $   56,842,919

*     Non-income producing security.
(1) The repurchase agreement is collateralized by $730,000 in U.S. Treasury Bonds 5.25%, due 11/15/28, with a value of $781,355.


Glossary of Terms:
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $   16,272,503
Gross unrealized depreciation .................          (179,332)
                                                   --------------
Net unrealized appreciation ...................    $   16,093,171
                                                   ==============
-----------------------------------------------------------------
-----------------------------------------------------------------



...   The Guardian Baillie Gifford Emerging Markets Fund

 Schedule of Investments

March 31, 2005 (Unaudited)

Common Stocks -- 90.1%
Shares                                                        Value
--------------------------------------------------------------------
Argentina - 0.1%
Distributors - 0.1%
            11,480  Imp. Y Exp. Patagonia             $       66,807

Brazil - 5.6%
Diversified Telecommunication Services - 1.9%
           132,600  Telecom. Norte Leste Participacoes A   2,051,322
Metals and Mining - 1.9%
            37,300  Comp. Siderurgica Nacional S.A. ADR      898,930
            36,900  Comp. Vale Do Rio Doce ADR             1,166,409
                                                       -------------
                                                           2,065,339
Oil and Gas - 1.3%
            33,000  Petroleo Brasileiro S.A. ADR           1,457,940
Paper and Forest Products - 0.5%
            44,500  Votorantim Celulose e Papel S.A. ADR     578,500
                                                       -------------
                                                           6,153,101

Chile - 0.4%
Commercial Banks - 0.4%
            15,000  Banco Santander Chile ADR                496,950

Egypt - 1.4%
Wireless Telecommunication Services - 1.4%
            44,792  Orascom Telecom Hldg. SAE GDR*         1,576,678

Hong Kong - 1.4%
Industrial Conglomerates - 1.0%
           390,000  Citic Pacific Ltd.                     1,140,110
Internet Software and Services - 0.4%
         2,150,000  Tom.Com Ltd. *                           413,501
                                                       -------------
                                                           1,553,611

India - 4.6%
Commercial Banks - 1.0%
            25,500  HDFC Bank Ltd. ADR                     1,071,765
Metals and Mining - 1.9%
            40,000  Hindalco Inds. Ltd. GDR+               1,201,200
           107,300  Vedanta Resources PLC                    954,415
                                                       -------------
                                                           2,155,615
Oil and Gas - 1.7%
            72,500  Reliance Inds. Ltd. GDR+               1,857,450
                                                       -------------
                                                           5,084,830

Indonesia - 2.9%
Commercial Banks - 0.3%
           899,500  PT Bank Rakyat Indonesia                 270,705
Diversified Telecommunication Services - 1.7%
         3,940,000  PT Telekomunikasi  Indonesia           1,861,827
Metals and Mining - 0.9%
        12,335,000  PT Bumi Resources Tbk *                1,015,976
                                                       -------------
                                                           3,148,508

Israel - 1.9%
Chemicals - 0.9%
           176,100  Makhteshim-Agan Inds. Ltd.               984,077
Commercial Banks - 1.0%
           315,000  Bank Hapoalim Ltd.                     1,060,353
                                                       -------------
                                                           2,044,430

Malaysia - 6.2%
Construction and Engineering - 0.5%
           800,000  Road Builder (M) Hldgs. Berhad           568,421
Diversified Telecommunication Services - 1.1%
           475,000  Telekom Malaysia Berhad                1,218,750
Food Products - 1.4%
           436,400  IOI Corp. Berhad                       1,027,837
           235,000  IOI Oleochemical Inds. Berhad            556,579
                                                       -------------
                                                           1,584,416
Hotels, Restaurants and Leisure - 0.7%
           215,000  Tanjong PLC                              746,842
Media - 0.9%
           700,000  Astro All Asia Networks PLC *            948,684
Real Estate - 0.5%
           530,000  SP Setia Berhad                          557,895
Transportation Infrastructure - 1.1%
         1,600,000  PLUS Expressways Berhad                1,200,000
                                                       -------------
                                                           6,825,008

Mexico - 8.8%
Commercial Banks - 0.6%
            98,200  Grupo Fin. Banorte S.A. de C.V.          638,692
Construction and Engineering - 0.4%
           150,000  Consorcio Ara S.A. de C.V. *             496,925
Construction Materials - 1.6%
            48,700  Cemex S.A. de C.V. ADR                 1,765,375
Diversified Telecommunication Services - 1.5%
           271,000  Grupo Carso Global Telecom. *            438,827
            34,600  Telefonos de Mexico S.A. ADR           1,194,738
                                                       -------------
                                                           1,633,565
Food and Staples Retailing - 0.8%
           253,474  Wal-Mart de Mexico S.A. de C.V.          888,925
Metals and Mining - 0.5%
           112,000  Grupo Mexico S.A. de C.V. *              588,669
Transportation Infrastructure - 0.4%
            14,400  Grupo Aeroportuario del Sureste
                    S.A. de C.V. ADR                         403,920
Wireless Telecommunication Services - 3.0%
            53,200  America Movil S.A. de C.V. ADR         2,745,120
           191,000  America Telecom S.A. de C.V.             535,523
                                                       -------------
                                                           3,280,643
                                                       -------------
                                                           9,696,714

People's Republic of China - 3.8%
Oil and Gas - 3.1%
         3,190,000  CNOOC Ltd.                             1,717,858
         2,770,000  PetroChina Co. Ltd.                    1,722,537
                                                       -------------
                                                           3,440,395
Transportation Infrastructure - 0.7%
         1,136,000  Zhejiang Expressway Co. Ltd.             801,103
                                                       -------------
                                                           4,241,498

Poland - 1.5%
Commercial Banks - 1.0%
            25,000  Bank Pekao S.A.                        1,104,758
Media - 0.5%
            30,000  Agora S.A. *                             561,645
                                                       -------------
                                                           1,666,403

Russia - 3.4%
Metals and Mining - 0.4%
            32,000  Peter Hambro Mining PLC *                382,232
Oil and Gas - 1.8%
            14,800  LUKOIL ADR                             2,005,400
Wireless Telecommunication Services - 1.2%
            23,900  Mobile Telesystems ADR                   841,041
            15,300  VimpelCom ADR*                           526,626
                                                       -------------
                                                           1,367,667
                                                       -------------
                                                           3,755,299

South Africa - 11.2%
Commercial Banks - 2.3%
           246,000  Standard Bank Group Ltd.               2,486,894
Diversified Telecommunication Services - 1.5%
            95,000  Telkom Group Ltd.                      1,641,117
Industrial Conglomerates - 1.2%
            28,000  Barloworld Ltd.                          450,161
            59,400  Imperial Hldgs. Ltd. *                   931,205
                                                       -------------
                                                           1,381,366
Metals and Mining - 1.8%
            30,435  Anglo American Platinum Corp.          1,144,982
            43,000  Lonmin PLC                               799,062
                                                       -------------
                                                           1,944,044
Multiline Retail - 0.4%
            11,000  Edgars Consolidated Stores Ltd.          486,317
Oil and Gas - 3.0%
           143,100  Sasol Ltd.                             3,341,454
Wireless Telecommunication Services - 1.0%
           150,000  MTN Group Ltd.                         1,061,093
                                                       -------------
                                                          12,342,285

South Korea - 14.8%
Chemicals - 0.6%
            40,800  Cheil Inds., Inc.                        662,925
Commercial Services and Supplies - 1.3%
            36,700  S1 Corp.                               1,474,505
Industrial Conglomerates - 3.0%
           117,630  Hanwha Corp.                           2,189,273
            45,000  LG Corp.                               1,081,241
                                                       -------------
                                                           3,270,514
Insurance - 1.4%
            52,000  Oriental Fire & Marine Ins. Co. Ltd.   1,013,885
             7,100  Samsung Fire & Marine Ins. Co. Ltd.      537,656
                                                       -------------
                                                           1,551,541
Marine - 1.8%
           219,000  Samsung Heavy Inds. Co. Ltd.           1,984,047
Media - 0.6%
             3,500  Cheil Comms., Inc.                       592,812
Oil and Gas - 1.2%
            55,000  GS Hldgs. Corp.                        1,362,137
Pharmaceuticals - 1.2%
            14,797  Yuhan Corp.                            1,311,403
Trading Companies and Distributors - 2.3%
           186,200  Samsung Corp.                          2,530,340
Transportation Infrastructure - 1.4%
            84,000  Daewoo Shipbuilding & Marine
                    Engineering Co. Ltd. *                 1,579,911
                                                       -------------
                                                          16,320,135

Taiwan - 11.8%
Building Products - 0.8%
         1,573,200  Taiwan Cement Corp.                      913,780
Chemicals - 1.6%
         1,440,000  Taiwan Fertilizer Co. Ltd.             1,729,956
Construction and Engineering - 0.5%
           843,767  CTCI Corp.                               511,520
Diversified Financial Services - 0.9%
         1,882,570  SinoPac Hldgs.                         1,030,735
Electrical Equipment - 0.4%
           400,000  Phoenixtec Power Co. Ltd.                441,821
Electronic Equipment and Instruments - 4.4%
           823,000  AU Optronics Corp.                     1,204,225
           556,599  Hon Hai Precision Inds. Co. Ltd.       2,473,302
           785,000  Synnex Technology Int'l. Corp.         1,200,946
                                                       -------------
                                                           4,878,473
Machinery - 0.4%
           896,000  Yungtay Engineering Co. Ltd.             486,307
Marine - 0.4%
           900,000  Far Eastern Silo Shipping *              414,207
Multiline Retail - 0.8%
         1,830,000  Far Eastern Dept. Stores Ltd.            938,059
Paper and Forest Products - 0.3%
           681,000  Chung Hwa Pulp Corp.                     299,367
Wireless Telecommunication Services - 1.3%
         1,386,800  Taiwan Cellular Corp.                  1,408,544
                                                       -------------
                                                          13,052,769

Thailand - 6.4%
Commercial Banks - 1.6%
           700,000  Bangkok Bank Public Co. Ltd.           1,807,260
Diversified Financial Services - 0.8%
         1,335,000  TISCO Finance Pub. Co. Ltd.              861,675
Metals and Mining - 0.8%
           211,900  Banpu Pub. Co. Ltd.                      877,500
Oil and Gas - 1.5%
           221,000  PTT Exploration & Production
                    Pub. Co. Ltd.                          1,683,487
Wireless Telecommunication Services - 1.7%
           720,000  Advanced Info Service Pub. Co. Ltd.    1,840,491
                                                       -------------
                                                           7,070,413

Turkey - 3.3%
Commercial Banks - 2.2%
           647,357  Turkiye Garanti Bankasi A.S. *         2,455,161
Industrial Conglomerates - 0.4%
            54,503  Koc Hldg. A.S.                           238,198
            34,257  Koc Hldg. A.S. - New *                   144,640
                                                       -------------
                                                             382,838
Media - 0.7%
           295,000  Dogan Yayin Hldgs. A.S. *                808,519
                                                       -------------
                                                           3,646,518

Venezuela - 0.6%
Diversified Telecommunication Services - 0.6%
            35,000  Comp. Anonima Nacional Tel. de
                    Venezuela ADR                            662,200

Total Common Stocks
(Cost $75,404,490)                                        99,404,157

Preferred Stocks - 6.1%
Brazil - 6.1%
Chemicals - 0.3%
             8,900  Braskem S.A. ADR                  $      360,450
Commercial Banks - 2.2%
         1,351,577  Itausa-Investimentos Itau S.A.         2,492,881
Food Products - 0.0%
         4,700,000  Comp. Lorenz S.A. *                            0
Industrial Conglomerates - 0.5%
            14,103  Bradespar S.A.                           538,478
Media - 0.5%
         2,100,000  Net Servicos de Comunicacao S.A.         558,950
Metals and Mining - 0.5%
            19,000  Comp. Vale Do Rio Doce                   511,415
Oil and Gas - 2.1%
            59,600  Petroleo Brasileiro S.A. ADR           2,292,812

Total Preferred Stocks
(Cost $3,293,080)                                          6,754,986

Rights - 0.2%
Brazil - 0.2%
         1,889,019  Net Servicos de Comunicacao S.A.
                    exp. 4/20/2005
(Cost $141,369)                                       $      205,367

Repurchase Agreement - 2.5%
Principal
Amount                                                         Value
--------------------------------------------------------------------
$        2,693,000  State Street Bank and Trust Co.
                    repurchase agreement,
                    dated 3/31/2005, maturity
                    value $2,693,094 at
                    1.25%, due 4/1/2005 (1)
(Cost $2,693,000)                                     $    2,693,000
Total Investments - 98.9%
 (Cost $81,531,939)                                      109,057,510
Cash, Receivables and Other Assets
Less Liabilities - 1.1%                                    1,227,362
Net Assets - 100%                                     $  110,284,872

*     Non-income producing security.
+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At March 31, 2005, the aggregate market value of these securities amounted to $3,058,650 representing 2.8% of net assets.
(1) The repurchase agreement is collateralized by $2,180,000 in U.S. Treasury Bonds 6.875%, due 8/15/25, with a value of $2,751,733.


Glossary of Terms:
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.


-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $   29,224,795
Gross unrealized depreciation .................        (1,699,224)
                                                   --------------
Net unrealized appreciation ...................    $   27,525,571
                                                   ==============
-----------------------------------------------------------------

-----------------------------------------------------------------



...   The Guardian Investment Quality Bond Fund

 Schedule of Investments

March 31, 2005 (Unaudited)

Asset Backed Securities -- 6.2%
Principal
Amount                                                      Value
------------------------------------------------------------------
$          520,000  Aames Mtg. Investment Tr.
                    2005-1 1A2
                    3.11% due 6/25/2035 (2)         $      520,873
         1,280,000  Aesop Funding II LLC
                    2003-2A A3
                    3.61% due 6/20/2009 +                1,249,992
         1,200,000  Ameriquest Mtg. Secs., Inc.
                    2003-5 A6
                    4.541% due 4/25/2033                 1,195,107
           105,627  Amresco
                    1997-1 MIF
                    7.42% due 3/25/2027                    105,331
         1,480,000  New Century Home Equity Loan Tr.
                    2004-4 A4
                    3.13% due 2/25/2035 (2)              1,484,465
           310,000  Residential Asset Mtg.
                    Prods., Inc.
                    2003-RZ3 A3
                    2.14% due 2/25/2030                    307,208
         1,600,000  Residential Funding Mtg. Secs.
                    2003-HS3 AI2
                    3.15% due 7/25/2018                  1,571,909
           455,000  Structured Asset Secs. Corp.
                    2005-WF1 A2
                    3.05% due 2/25/2035 (2)                454,996
         1,900,000  Vanderbilt Acquisition Loan Tr.
                    2002-1 A3
                    5.70% due 9/7/2023                   1,929,669

Total Asset Backed Securities
(Cost $8,887,260)                                        8,819,550

Collateralized Mortgage Obligations - 7.4%
$        1,450,000  Countrywide Home Loans
                    2002-19 1A1
                    6.25% due 11/25/2032            $    1,475,378
                    FHLMC
                    H006 A2
         1,194,306  2.837% due 2/15/2010                 1,177,477
                    2430 GD
           131,581  6.50% due 11/15/2030                   131,736
                    2744 VC
         1,093,602  5.50% due 4/15/2011                  1,118,610
                    2500 TD
           405,000  5.50% due 2/15/2016                    412,525
                    2744 PC
         1,500,000  5.50% due 1/15/2031                  1,544,952
                    2367 ME
         1,200,000  6.50% due 10/15/2031                 1,270,463
           975,983  FNMA
                    2001-51 PH
                    6.00% due 8/25/2030                    995,114
           918,000  Mastr Asset Securitization Tr.
                    2003-10 3A7
                    5.50% due 11/25/2033                   905,797
         1,500,000  Wells Fargo Mtg.-Backed
		    Secs. Tr.
                    2003-11 1A3
                    4.75% due 10/25/2018                 1,478,944

Total Collateralized Mortgage Obligations
(Cost $10,776,949)                                      10,510,996

Commercial Mortgage Backed Securities - 8.9%
                    Banc of America Comm'l.
		    Mtg., Inc.
                    2004-5 AAB
$        1,123,000  4.673% due 11/10/2041           $    1,106,488
                    2004-5 AJ
         1,123,000  4.992% due 11/10/2041                1,109,356
           400,000  Chase Comm'l. Mtg. Secs. Corp.
                    1997-1 C
                    7.37% due 6/19/2029                    421,562
           675,722  First Union National
                    Bank Comm'l.
                    Mtg. Tr.
                    2000-C2 A1
                    6.94% due 10/15/2032                   706,777
         1,500,000  GE Comm'l. Mtg. Corp.
                    2005-C1 A5
                    4.772% due 6/10/2048                 1,460,443
           822,644  GMAC Comm'l. Mtg. Sec., Inc.
                    1997-C1 A3
                    6.869% due 7/15/2029                   860,901
         1,550,000  Greenwich Capital Comm'l.
                    Funding
                    Corp.
                    2005-GC3 AJ
                    4.859% due 8/10/2042                 1,513,556
         1,940,000  J.P. Morgan Chase & Co.
                    2004-CB9 A3
                    5.1498% due 6/12/2041                1,972,350
         1,500,000  LB UBS Comm'l. Mtg. Tr.
                    2005-C1 AJ
                    4.806% due 2/15/2040                 1,458,867
         1,165,000  Midland Realty Acceptance Corp.
                    1996-C1 C
                    7.887% due 8/25/2028 (2)             1,199,173
           813,552  Mtg. Capital Funding, Inc.
                    1997-MC1 A3
                    7.288% due 7/20/2027                   834,255

Total Commercial Mortgage Backed Securities
(Cost $13,011,662)                                      12,643,728

Corporate Bonds - 18.8%
Aerospace and Defense - 0.2%
$          100,000  Northrop Grumman Corp.
                    7.125% due 2/15/2011            $      111,519
           150,000  TRW, Inc.
                    7.75% due 6/1/2029                     188,008
                                                           299,527

Automotive - 1.5%
                    DaimlerChrysler NA Hldg.
           500,000  4.05% due 6/4/2008                     485,570
           150,000  6.50% due 11/15/2013                   155,996
           120,000  8.50% due 1/18/2031                    144,799
                    Ford Motor Credit Co.
           250,000  6.50% due 1/25/2007                    252,535
           250,000  7.00% due 10/1/2013                    242,179
           200,000  7.375% due 10/28/2009                  200,874
                    General Motors Acceptance Corp.
           250,000  6.125% due 9/15/2006                   248,847
           395,000  6.875% due 9/15/2011                   357,412
                                                         2,088,212

Chemicals - 0.3%
           250,000  Lubrizol Corp.
                    5.50% due 10/1/2014                    250,364
           200,000  Potash Corp.
                    4.875% due 3/1/2013                    196,252
                                                           446,616

Consumer Products - 0.2%
           250,000  Procter & Gamble Co.
                    5.50% due 2/1/2034                     249,979

Electric - 0.3%
           300,000  Alabama Power Co.
                    5.65% due 3/15/2035                    295,053
           200,000  Cons. Edison Co. of
                    New York, Inc.
                    5.30% due 3/1/2035                     194,266
                                                           489,319

Energy - 0.7%
           125,000  Pioneer Natural Resources Co.
                    7.20% due 1/15/2028                    142,800
           498,600  RAS Laffan Liquefied Natural Gas
                    3.437% due 9/15/2009 +                 486,674
           350,000  Western Oil Sands, Inc.
                    8.375% due 5/1/2012                    398,479
                                                         1,027,953

Energy-Refining - 0.5%
           500,000  Tosco Corp.
                    8.125% due 2/15/2030                   668,279

Entertainment - 0.4%
           500,000  Time Warner, Inc.
                    7.57% due 2/1/2024                     578,709

Environmental - 0.6%
           800,000  Waste Management, Inc.
                    7.375% due 8/1/2010                    891,558

Finance Companies - 1.4%
           400,000  Capital One Bank
                    5.75% due 9/15/2010                    413,217
           500,000  CIT Group, Inc.
                    3.04% due 5/18/2007 (2)                500,733
           200,000  General Electric Capital Corp.
                    6.75% due 3/15/2032                    230,865
           400,000  Household Fin. Corp.
                    6.375% due 11/27/2012                  432,492
           375,000  MBNA America Bank Nat'l.
                    7.125% due 11/15/2012                  417,709
                                                         1,995,016

Financial - 0.8%
           200,000  Credit Suisse First Boston
                    6.50% due 1/15/2012                    216,406
           150,000  Goldman Sachs Group, Inc.
                    5.125% due 1/15/2015                   146,447
           200,000  Lehman Brothers Hldgs., Inc.
                    6.625% due 1/18/2012                   218,535
           250,000  Merrill Lynch & Co.
                    5.00% due 1/15/2015                    242,275
           250,000  Morgan Stanley
                    4.75% due 4/1/2014                     238,030
                                                         1,061,693

Financial-Banks - 2.1%
           550,000  Bank of America Corp.
                    4.875% due 9/15/2012                   548,898
           300,000  Citigroup, Inc.
                    5.00% due 9/15/2014                    294,533
           300,000  City Nat'l. Corp.
                    5.125% due 2/15/2013                   297,987
           200,000  HSBC USA, Inc.
                    4.625% due 4/1/2014                    193,074
           450,000  J.P. Morgan Chase & Co.
                    5.75% due 1/2/2013                     467,629
           200,000  Regions Financial Corp.
                    6.375% due 5/15/2012                   215,749
           250,000  Sovereign Bank
                    5.125% due 3/15/2013                   246,930
           200,000  Wachovia Corp.
                    5.25% due 8/1/2014                     200,569
           500,000  Zions Bancorp
                    6.00% due 9/15/2015                    521,016
                                                         2,986,385

Food and Beverage - 0.4%
           400,000  Kellogg Co.
                    2.875% due 6/1/2008                    381,127
           200,000  Kraft Foods, Inc.
                    5.25% due 10/1/2013                    201,633
                                                           582,760

Home Construction - 0.6%
           500,000  Lennar Corp.
                    9.95% due 5/1/2010                     524,875
           300,000  Ryland Group, Inc.
                    5.375% due 6/1/2008                    303,592
                                                           828,467

Media-Cable - 0.9%
           300,000  AT & T Broadband Corp.
                    9.455% due 11/15/2022                  407,856
           800,000  Comcast Cable Comm., Inc.
                    6.875% due 6/15/2009                   858,361
                                                         1,266,217

Media-NonCable - 1.0%
           150,000  News America Hldgs.
                    8.00% due 10/17/2016                   177,261
         1,150,000  Scholastic Corp.
                    5.75% due 1/15/2007                  1,174,131
                                                         1,351,392

Merchandising-Supermarkets - 0.6%
           400,000  Delhaize America, Inc.
                    7.375% due 4/15/2006                   411,595
           400,000  Safeway, Inc.
                    6.15% due 3/1/2006                     407,125
                                                           818,720

Metals and Mining - 0.3%
           250,000  Glencore Funding LLC
                    6.00% due 4/15/2014 +                  237,749
           200,000  Noranda, Inc.
                    6.00% due 10/15/2015                   205,079
                                                           442,828

Natural Gas-Pipelines - 0.5%
           500,000  Enterprise Prods. Operating LP
                    6.65% due 10/15/2034                   509,777
           200,000  Plains All American Pipeline
                    5.625% due 12/15/2013                  201,967
                                                           711,744

Paper and Forest Products - 0.1%
           150,000  Weyerhaeuser Co.
                    6.00% due 8/1/2006                     153,747

Railroads - 0.7%
           300,000  Burlington Northern
                    Santa Fe Corp.
                    7.95% due 8/15/2030                    386,046
           150,000  CSX Corp.
                    4.875% due 11/1/2009                   149,782
           450,000  Norfolk Southern Corp.
                    6.75% due 2/15/2011                    493,220
                                                         1,029,048

Real Estate Investment Trust - 0.3%
           100,000  EOP Operating LP
                    7.00% due 7/15/2011                    110,130
           200,000  Liberty Ppty. LP
                    7.25% due 3/15/2011                    219,782
           100,000  Regency Centers LP
                    6.75% due 1/15/2012                    108,579
                                                           438,491

Retailers - 0.4%
           250,000  CVS Corp.
                    4.875% due 9/15/2014                   246,369
           300,000  Staples, Inc.
                    7.375% due 10/1/2012                   341,727
                                                           588,096

Technology - 0.3%
           200,000  IBM Corp.
                    5.875% due 11/29/2032                  208,537
           250,000  Jabil Circuit, Inc.
                    5.875% due 7/15/2010                   258,141
                                                           466,678

Utilities-Electric and Water - 1.1%
           250,000  FirstEnergy Corp.
                    6.45% due 11/15/2011                   263,761
           300,000  Potomac Edison Co.
                    5.35% due 11/15/2014 +                 297,848
           300,000  Progress Energy, Inc.
                    7.00% due 10/30/2031                   329,130
           500,000  Public Service Co. of
                    New Mexico
                    4.40% due 9/15/2008                    494,959
           200,000  Public Service Electric Gas Co.
                    5.125% due 9/1/2012                    202,188
                                                         1,587,886

Wireless Communications - 0.9%
           300,000  America Movil S.A. de C.V.
                    6.375% due 3/1/2035                    271,435
           250,000  AT & T Wireless Svcs., Inc.
                    8.125% due 5/1/2012                    292,056
           690,000  Verizon Wireless Capital LLC
                    5.375% due 12/15/2006                  702,935
                                                         1,266,426

Wireline Communications - 1.4%
           250,000  Deutsche Telekom Int'l.
                    Finance BV
                    8.75% due 6/15/2030 (2)                326,963
                    France Telecom S.A.
           325,000  8.00% due 3/1/2011 (2)                 371,877
           115,000  9.25% due 3/1/2031 (2)                 151,357
           600,000  Sprint Capital Corp.
                    8.375% due 3/15/2012                   701,219
           400,000  Verizon Global Funding Corp.
                    7.75% due 12/1/2030                    483,439
                                                         2,034,855

Yankee - 0.3%
           350,000  Pemex Project Funding
                    Master Tr.
                    7.875% due 2/1/2009 (2)                378,350

Total Corporate Bonds
(Cost $26,129,858)                                      26,728,951

Mortgage Pass-Through Securities - 33.9%
                    FHLMC
$       12,000,000  5.50%, (30 yr. TBA)             $   12,030,000
         4,805,279  5.50%, 2034                          4,820,963
         2,609,759  6.00%, 11/1/2034                     2,671,868
             7,935  7.00%, 8/1/2008                          8,228
                    FNMA
         6,725,000  5.00%, (30 yr. TBA)                  6,573,687
         1,300,000  5.50%, (30 yr. TBA)                  1,301,625
         2,850,000  6.00%, (30 yr. TBA)                  2,912,344
         3,492,152  5.00%, 6/1/2018                      3,494,056
         2,295,265  5.00%, 10/1/2019                     2,295,192
           440,616  5.50%, 12/1/2014                       449,752
           268,497  5.50%, 8/1/2019                        273,811
           596,313  6.00%, 10/1/2013                       616,363
           411,454  6.00%, 4/1/2016                        425,142
         2,305,266  6.00%, 2034                          2,356,922
           344,465  6.00%, 2/1/2035                        352,187
           960,737  6.50%, 12/1/2017                     1,003,497
         1,604,000  6.50%, 2032                          1,667,669
         1,051,830  6.50%, 11/1/2034                     1,092,043
             6,169  7.00%, 2/1/2009                          6,387
            45,017  7.00%, 2012                             47,274
           158,503  7.00%, 9/1/2014                        166,803
             2,797  7.00%, 8/1/2023                          2,965
             1,422  7.00%, 12/1/2027                         1,502
            51,672  7.00%, 12/1/2028                        54,562
           522,892  7.00%, 2032                            551,566
               232  7.50%, 5/1/2027                            249
           111,874  7.50%, 12/1/2029                       119,783
           425,647  7.50%, 2/1/2031                        456,251
           203,796  8.00%, 2030                            219,406
                    GNMA
           875,000  6.50%, (30 yr. TBA)                    913,281
           976,819  6.00%, 2033                          1,004,482
           115,658  8.00%, 2030                            124,701

Total Mortgage Pass-Through Securities
(Cost $48,261,346)                                      48,014,561

Sovereign Debt Securities - 0.7%
$          200,000  Pemex Project Funding
                    Master Tr.
                    4.31% due 6/15/2010 +(2)        $      204,000
           475,000  Republic of South Africa
                    6.50% due 6/2/2014                     498,750
           250,000  United Mexican States
                    8.00% due 9/24/2022                    283,750

Total Sovereign Debt Securities
(Cost $919,539)                                            986,500

U.S. Government Securities - 18.5%
U.S. Government Agency Securities - 7.1%
                    FHLMC
$        5,000,000  2.875%, 5/15/2007               $    4,888,055
           390,000  3.15%, 12/16/2008                      374,341
                    FNMA
         3,600,000  3.25%, 1/15/2008                     3,510,321
         1,290,000  4.625%, 10/15/2014                   1,262,880
                                                        10,035,597

U.S. Treasury Bonds and Notes - 11.4%
                    U.S. Treasury Bonds
         5,641,000  5.375%, 2/15/2031                    6,148,030
         3,510,000  6.00%, 2/15/2026                     4,015,247
                    U.S. Treasury Notes
           245,000  2.50%, 9/30/2006                       240,827
         1,680,000  3.00%, 12/31/2006                    1,658,673
           315,000  3.50%, 11/15/2006                      314,016
           130,000  3.625%, 1/15/2010                      126,887
         3,220,000  4.00%, 2/15/2015                     3,093,715
           570,000  4.375%, 5/15/2007                      576,368
                                                        16,173,763

Total U.S. Government Securities
(Cost $26,029,805)                                      26,209,360

Commercial Paper - 18.3%
Chemicals - 2.1%
$        3,000,000  E.I. Du Pont de Nemours & Co.
                    2.61% due 4/13/2005 (1)         $    2,997,390

Conglomerates - 2.1%
         3,000,000  General Electric Capital Corp.
                    2.66% due 4/13/2005 (1)              2,997,340

Finance Companies - 2.1%
         3,000,000  Barton Capital Corp.
                    2.65% due 4/13/2005 (1)              2,997,350

Food and Beverage - 3.5%
         2,000,000  Nestle Capital Corp.
                    2.67% due 4/13/2005 (1)              1,998,220
         3,000,000  Unilever Capital Corp.
                    2.60% due 4/13/2005 (1)              2,997,400
                                                         4,995,620

Media-NonCable - 2.8%
         3,000,000  Gannett Co., Inc.
                    2.61% due 4/13/2005 (1)              2,997,390
           930,000  Knight-Ridder, Inc.
                    2.65% due 4/20/2005 (1)                928,699
                                                         3,926,089

Pharmaceuticals - 2.5%
         3,500,000  Alcon Fin.
                    2.67% due 4/13/2005 (1)              3,496,885

Retailers - 1.1%
         1,500,000  Wal-Mart Stores, Inc.
                    2.60% due 4/13/2005 (1)              1,498,700

Transport Services - 2.1%
         3,000,000  Netjets, Inc.
                    2.65% due 4/13/2005 (1)              2,997,350

Total Commercial Paper
(Cost $25,906,724)                                      25,906,724

Repurchase Agreement - 4.7%
$        6,645,000  State Street Bank and Trust Co.
                    repurchase agreement,
                    dated 3/31/2005, maturity
                    value $6,645,513 at
                    2.78%, due 4/1/2005 (1)(3)
(Cost $6,645,000)                                   $    6,645,000

Total Investments - 117.4%
(Cost $166,568,143)                                    166,465,370
Payables for Mortgage Pass-Throughs
Delayed Delivery Securities (1)  - (19.7)%             (27,931,393)
Cash, Receivables and Other Assets
Less Liabilities - 2.3%                                  3,249,078
Net Assets - 100%                                   $  141,783,055

+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At March 31, 2005, the aggregate market value of these securities amounted to $2,476,263 representing 1.7% of net assets.
(1)   Securities are segregated to cover forward mortgage purchases.
(2) Floating rate note. The rate shown is the rate in effect at March 31, 2005.
(3) The repurchase agreement is collateralized by $6,865,000 in U.S. Government Agency 3.00%, due 7/16/13, with a value of $6,779,188.


-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $    1,462,935
Gross unrealized depreciation .................        (1,565,708)
                                                   --------------
Net unrealized depreciation ...................    $     (102,773)
                                                   ==============
-----------------------------------------------------------------

-----------------------------------------------------------------



...   The Guardian Low Duration Bond Fund

 Schedule of Investments

March 31, 2005 (Unaudited)

Asset Backed Securities -- 13.6%
Principal
Amount                                                      Value
------------------------------------------------------------------
$          500,000  Chase Manhattan Auto Owner Tr.
                    2003-A A4
                    2.06% due 12/15/2009                $   483,578
           290,000  Countrywide Asset-Backed
	            Certificates
                    2004-AB2 A2
                    3.12% due 5/25/2036 (1)                 290,543
           590,000  Harley-Davidson Motorcycle Tr.
                    2004-1 A2
                    2.53% due 11/15/2011                    570,600
           242,000  Navistar Financial Corp. Owner Tr.
                    2004-A A3
                    2.01% due 8/15/2008                     237,283
           510,000  New Century Home Equity Loan Tr.
                    2004-4 A4
                    3.13% due 2/25/2035 (1)                 511,539
           400,000  PP&L Transition Bond Co. LLC
                    1999-1 A7
                    7.05% due 6/25/2009                     417,853
                    Residential Asset Mtg. Prods., Inc.
                    2003-RZ3 A3
           600,000  2.14% due 2/25/2030                     594,596
                    2002-RS5 AI4
            87,225  4.428% due 9/25/2030                     87,065
           300,000  Residential Funding Mtg. Secs.
                    2003-HS3 AI2
                    3.15% due 7/25/2018                     294,733
           495,000  Volkswagen Auto Lease Tr.
                    2005-A A2
                    3.52% due 4/20/2007                     494,133
           587,000  World Omni Auto Receivables Tr.
                    2005-A A4
                    3.82% due 11/12/2011                    576,554

Total Asset Backed Securities
(Cost $4,594,996)                                         4,558,477

Collateralized Mortgage Obligations - 8.6%
                    FHLMC

                    2430 GD
$           33,553  6.50% due 11/15/2030                $    33,593
                    2598 QC
           435,000  4.50% due 6/15/2027                     430,903
                    2744 VC
           268,390  5.50% due 4/15/2011                     274,527
                    2500 TD
           420,000  5.50% due 2/15/2016                     427,804
                    1650 J
           495,000  6.50% due 6/15/2023                     509,378
                    FNMA
                    2003-13 ME
           443,000  5.00% due 2/25/2026                     445,334
                    2002-55 PC
           360,000  5.50% due 4/25/2026                     362,871
                    2001-51 PH
           189,981  6.00% due 8/25/2030                     193,705
           135,087  GNMA
                    2002-93 NV
                    4.75% due 2/20/2032                     133,926
            74,313  Prudential Home Mtg. Secs.
                    1993-60 A3
                    6.75% due 12/25/2023                     74,145

Total Collateralized Mortgage Obligations
(Cost $2,931,799)                                         2,886,186

Commercial Mortgage Backed Securities - 9.1%
$          340,000  Chase Comm'l. Mtg. Sec. Corp.
                    1998-2 A2
                    6.39% due 11/18/2030                $   359,325
           570,000  Chase Comm'l. Mtg. Secs. Corp.
                    1997-1 C
                    7.37% due 6/19/2029                     600,727
           268,828  GMAC Comm'l. Mtg. Sec., Inc.
                    1997-C1 A3
                    6.869% due 7/15/2029                    281,330
           270,000  Greenwich Capital Comm'l.
                    Funding Corp.
                    2004-GG1 A2
                    3.835% due 6/10/2036                    267,015
           260,000  J.P. Morgan Comm'l. Mtg. Fin. Corp.
                    1997-C5 B
                    7.159% due 9/15/2029                    275,626
           126,728  LB UBS Comm'l. Mtg. Tr.
                    2001-C3 A1
                    6.058% due 6/15/2020                    131,554
           225,000  Midland Realty Acceptance Corp.
                    1996-C1 C
                    7.887% due 8/25/2028 (1)                231,600
            85,936  Morgan Stanley Capital I
                    1999-WF1 A1
                    5.91% due 11/15/2031                     87,341
           582,000  Mtg. Capital Funding, Inc.
                    1998-MC3 A2
                    6.337% due 11/18/2031                   609,680
           189,000  Salomon Brothers Mtg.
		    Secs. VII, Inc.
                    2001-C2 A2
                    6.168% due 2/13/2010                    198,039

Total Commercial Mortgage Backed Securities
(Cost $3,086,038)                                         3,042,237

Corporate Bonds - 50.0%
Aerospace and Defense - 1.5%
$          500,000  Northrop Grumman Corp.
                    7.00% due 3/1/2006                  $   512,958

Automotive - 5.3%
           500,000  DaimlerChrysler NA Hldg.
                    4.75% due 1/15/2008                     497,633
           500,000  Delphi Corp.
                    6.55% due 6/15/2006                     491,516
           400,000  Ford Motor Credit Co.
                    6.875% due 2/1/2006                     405,439
           400,000  General Motors Acceptance Corp.
                    6.125% due 9/15/2006                    398,155
                                                          1,792,743

Energy - 3.0%
           500,000  Anadarko Petroleum Corp.
                    6.50% due 5/15/2005                     501,625
           500,000  Repsol Int'l. Fin. BV
                    7.45% due 7/15/2005                     506,133
                                                          1,007,758

Entertainment - 1.2%
           400,000  AOL Time Warner, Inc.
                    6.15% due 5/1/2007                      412,879

Finance Companies - 6.8%
           500,000  American General Fin. Corp.
                    5.875% due 12/15/2005                   507,388
           500,000  Capital One Bank
                    6.875% due 2/1/2006                     511,897
           500,000  General Electric Capital Corp.
                    3.50% due 8/15/2007                     491,038
           250,000  HSBC Fin. Corp.
                    4.125% due 12/15/2008                   245,535
           500,000  MBNA America Bank NA
                    6.50% due 6/20/2006                     513,919
                                                          2,269,777

Financial - 2.2%
           500,000  Bear Stearns Cos., Inc.
                    3.00% due 3/30/2006                     495,332
           250,000  Lehman Brothers Hldgs., Inc.
                    6.25% due 5/15/2006                     255,984
                                                            751,316

Financial-Banks - 0.7%
           250,000  KeyCorp
                    4.625% due 5/16/2005                    250,457

Food and Beverage - 3.0%
           500,000  Kellogg Co.
                    6.00% due 4/1/2006                      508,922
           500,000  Kraft Foods, Inc.
                    4.00% due 10/1/2008                     490,248
                                                            999,170

Home Construction - 0.8%
           250,000  Lennar Corp.
                    9.95% due 5/1/2010                      262,438

Lodging - 0.8%
           250,000  Marriott Int'l., Inc.
                    6.875% due 11/15/2005                   254,897

Media-Cable - 1.5%
           500,000  Cox Comm., Inc.
                    7.75% due 8/15/2006                     521,869

Natural Gas-Pipelines - 4.2%
           500,000  Duke Energy Field Svcs.
                    7.50% due 8/16/2005                     507,179
           500,000  Enterprise Prods. Operating LP
                    4.00% due 10/15/2007                    489,512
           400,000  Sempra Energy
                    4.621% due 5/17/2007                    401,586
                                                          1,398,277

Paper and Forest Products - 0.7%
           250,000  Abitibi-Consolidated, Inc.
                    8.30% due 8/1/2005                      252,500

Real Estate Investment Trust - 4.3%
           505,000  Avalon Bay Communities, Inc.
                    6.80% due 7/15/2006                     520,969
           500,000  ERP Operating LP
                    6.63% due 4/13/2015                     500,714
           400,000  Simon Ppty. Group LP
                    6.875% due 10/27/2005                   406,565
                                                          1,428,248

Services - 0.8%
           250,000  Cendant Corp.
                    6.875% due 8/15/2006                    258,748

Utilities-Electric and Water - 5.6%
           175,000  Dominion Resources, Inc.
                    4.125% due 2/15/2008                    173,013
           500,000  National Rural Utilities
		    Coop. Fin.
                    3.00% due 2/15/2006                     496,955
           250,000  Niagara Mohawk Power Corp.
                    6.625% due 7/1/2005                     252,044
           500,000  Nisource Fin. Corp.
                    7.625% due 11/15/2005                   511,486
           425,000  PSEG Power LLC
                    6.875% due 4/15/2006                    436,991
                                                          1,870,489

Wireless Communications - 1.5%
           498,000  AT & T Wireless Svcs., Inc.
                    6.875% due 4/18/2005                    498,657

Wireline Communications - 6.1%
           500,000  Deutsche Telekom Int'l. Fin. BV
                    8.25% due 6/15/2005 (1)                 504,822
           500,000  France Telecom
                    7.20% due 3/1/2006 (1)                  515,390
           500,000  Sprint Capital Corp.
                    6.00% due 1/15/2007                     513,989
           500,000  Telefonica Europe BV
                    7.35% due 9/15/2005                     508,552
                                                          2,042,753

Total Corporate Bonds
(Cost $17,007,337)                                       16,785,934

U.S. Government Securities - 16.7%
U.S. Government Agency Securities - 4.3%
                    FHLMC
           585,000  3.15%, 12/16/2008                   $   561,512
                    FNMA
           920,000  3.875%, 2/15/2010                       895,423
                                                          1,456,935

U.S. Treasury Notes - 12.4%
                    U.S. Treasury Notes
           947,000  2.625%, 3/15/2009                       897,283
           400,000  3.125%, 5/15/2007                       394,188
           730,000  3.375%, 2/28/2007                       724,667
           735,000  3.375%, 12/15/2008                      717,831
         1,230,000  3.50%, 2/15/2010                      1,193,821
           225,000  4.00%, 3/15/2010                        223,277
                                                          4,151,067

Total U.S. Government Securities
(Cost $5,658,563)                                         5,608,002

Repurchase Agreement - 1.3%
$          432,000  State Street Bank and Trust Co.
                    repurchase agreement,
                    dated 3/31/2005, maturity
                    value $432,033 at
                    2.78%, due 4/1/2005 (2)
(Cost $432,000)                                         $   432,000

Total Investments - 99.3%
(Cost $33,710,733)                                       33,312,836
Cash, Receivables and Other Assets
Less Liabilities - 0.7%                                     233,113
Net Assets - 100%                                       $33,545,949

(1) Floating rate note. The rate shown is the rate in effect at March 31, 2005.
(2) The repurchase agreement is collateralized by $450,000 in U.S. Government Agency 3.00%, due 7/16/13, with a value of $444,375.

-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $       13,672
Gross unrealized depreciation .................          (411,569)
                                                   --------------
Net unrealized depreciation ...................    $     (397,897)
                                                   ==============
-----------------------------------------------------------------


-----------------------------------------------------------------


...   The Guardian High Yield Bond Fund

 Schedule of Investments

March 31, 2005 (Unaudited)

Corporate Bonds -- 89.6%                           Rating
Principal                                         Moody's/
Amount                                              S&P*                Value
------------------------------------------------------------------------------
Aerospace and Defense - 0.8%
                    Comm. & Power Inds., Inc.
$          671,000  Sr. Sub. Nt.
                    8.00% due 2/1/2012              B3/B-      $      681,065

Automotive - 2.1%
                    Affinia Group, Inc.
           435,000  Sr. Sub. Nt. +
                    9.00% due 11/30/2014            Caa1/B            402,375
                    Keystone Automotive
		    Operations
           522,000  Sr. Sub. Nt.
                    9.75% due 11/1/2013             B3/B-             524,610
                    Tenneco Automotive, Inc.
           515,000  Sr. Sub. Nt. +
                    8.625% due 11/15/2014           B3/B-             503,413
                    United Components, Inc.
           400,000  Sr. Sub. Nt.
                    9.375% due 6/15/2013            B3/B              399,000
                                                                    1,829,398

Banking - 0.4%
                    Western Financial Bank
           350,000  Sub. Cap. Debt.
                    9.625% due 5/15/2012            B1/BB-            388,500

Building Materials - 1.0%
                    Norcraft Cos. Fin.
           343,000  Sr. Sub. Nt.
                    9.00% due 11/1/2011             B3/B-             355,005
                    Ply Gem Inds., Inc.
           556,000  Sr. Sub. Nt.
                    9.00% due 2/15/2012             B3/B-             525,420
                                                                      880,425

Chemicals - 5.8%
                    Equistar Chemicals LP
         1,185,000  Sr. Nt.
                    10.125% due 9/1/2008            B2/B+           1,309,425
                    Huntsman Advanced Materials
           373,000  Sr. Sec. Nt. +
                    11.00% due 7/15/2010            Ba3/BB-           428,017
                    Huntsman Int'l. LLC
           224,000  Sr. Nt.
                    9.875% due 3/1/2009             B2/B+             241,920
                    Huntsman LLC
           246,000  Sr. Nt. +(3)
                    12.00% due 7/15/2012            B2/B              287,820
                    Koppers, Inc.
           584,000  Sec. Nt.
                    9.875% due 10/15/2013           B2/B              651,160
                    Lubrizol Corp.
           870,000  Sr. Nt.
                    5.50% due 10/1/2014             Baa3/BB+          871,268
                    Lyondell Chemical Co.
           372,000  Sr. Sub. Nt.
                    10.875% due 5/1/2009            B3/B-             385,950
                    Millennium America, Inc.
           484,000  Sr. Nt.
                    9.25% due 6/15/2008             B1/B+             519,090
                    Nalco Co.
           298,000  Sr. Sub. Nt.
                    8.875% due 11/15/2013           Caa1/B-           318,860
                                                                    5,013,510

Construction Machinery - 2.1%
                    Joy Global, Inc.
           140,000  Sr. Sub. Nt.
                    8.75% due 3/15/2012             Ba2/BB-           154,000
                    NMHG Hldg. Co.
           140,000  Sr. Nt.
                    10.00% due 5/15/2009            B3/B+             150,850
                    Terex Corp.
           285,000  Sr. Sub. Nt.
                    9.25% due 7/15/2011             B3/B              310,650
           285,000  Sr. Sub. Nt.
                    10.375% due 4/1/2011            B3/B              309,938
                    United Rentals NA, Inc.
           960,000  Sr. Sub. Nt.
                    7.75% due 11/15/2013            B2/B+             931,200
                                                                    1,856,638

Consumer Products - 2.4%
                    Bombardier Recreational
		    Products
           286,000  Sr. Sub. Nt.
                    8.375% due 12/15/2013           B3/B-             303,160
                    Elizabeth Arden, Inc.
           410,000  Sr. Sub. Nt.
                    7.75% due 1/15/2014             B2/B-             422,300
                    Jafra Cosmetics
           539,000  Sr. Sub. Nt.
                    10.75% due 5/15/2011            B3/B-             619,850
                    Rayovac Corp.
           372,000  Sr. Sub. Nt.
                    8.50% due 10/1/2013             B3/B-             383,160
                    Riddell Bell Hldgs., Inc.
           360,000  Sr. Sub. Nt. +
                    8.375% due 10/1/2012            B3/B-             369,000
                                                                    2,097,470

Electric - 12.0%
                    Allegheny Energy Supply
         1,490,000  Nt.
                    7.80% due 3/15/2011             B2/B-           1,545,875
                    CMS Energy Corp.
           400,000  Sr. Nt.
                    8.50% due 4/15/2011             B1/B+             432,000
                    Dynegy Hldgs., Inc.
           400,000  Sr. Sec. Nt. +
                    10.125% due 7/15/2013           B3/B-             436,000
                    Edison Mission Energy
           365,000  Sr. Nt.
                    9.875% due 4/15/2011            B1/B+             421,575
           745,000  Sr. Nt.
                    10.00% due 8/15/2008            B1/B+             827,881
                    Mission Energy Hldg.
         1,095,000  Sr. Sec. Nt.
                    13.50% due 7/15/2008            B2/CCC+         1,314,000
                    Nevada Power Co.
           515,000  Gen'l. Ref. Mtg. Nt. +
                    5.875% due 1/15/2015            Ba2/BB            502,125
                    NRG Energy, Inc.
           644,000  Sec. Nt. +
                    8.00% due 12/15/2013            B1/B              681,030
                    Sierra Pacific Resources
         1,600,000  Sr. Nt.
                    8.625% due 3/15/2014            B2/B-           1,704,000
                    Teco Energy, Inc.
         1,295,000  Nt.
                    7.00% due 5/1/2012              Ba2/BB          1,351,656
                    UtiliCorp Canada Fin.
         1,200,000  Sr. Nt.
                    7.75% due 6/15/2011             B2/B-           1,236,000
                                                                   10,452,142

Energy - 3.0%
                    Chesapeake Energy Corp.
           318,000  Sr. Nt. +
                    6.375% due 6/15/2015            Ba3/BB-           314,025
                    Dresser, Inc.
           447,000  Sr. Nt.
                    9.375% due 4/15/2011            B2/B              473,820
                    Forest Oil Corp.
           365,000  Sr. Nt.
                    7.75% due 5/1/2014              Ba3/BB-           386,900
                    Newpark Resources, Inc.
           700,000  Sr. Sub. Nt. Ser. B
                    8.625% due 12/15/2007           B2/B              693,000
                    Pride Int'l., Inc.
           219,000  Sr. Nt.
                    7.375% due 7/15/2014            Ba2/BB-           232,140
                    Stone Energy Corp.
           159,000  Sr. Sub. Nt.
                    6.75% due 12/15/2014            B2/B+             154,230
                    Western Oil Sands, Inc.
           298,000  Sr. Sec. Nt.
                    8.375% due 5/1/2012             Ba2/BB+           339,277
                                                                    2,593,392

Entertainment - 2.0%
                    Intrawest Corp.
           720,000  Sr. Nt.
                    7.50% due 10/15/2013            B1/B+             721,800
                    Time Warner Cos., Inc.
           870,000  Debt.
                    7.25% due 10/15/2017            Baa1/BBB+         986,541
                                                                    1,708,341

Environmental - 0.4%
                    Allied Waste NA, Inc.
           335,000  Sr. Nt.
                    7.875% due 4/15/2013            B2/BB-            334,163

Food and Beverage - 4.4%
                    American Seafood Group LLC
           560,000  Sr. Sub. Nt.
                    10.125% due 4/15/2010           B3/B-             604,800
                    ASG Con. LLC/Fin., Inc.
           550,000  Sr. Disc. Nt. +(1)
                    0/11.50% due 11/1/2011          Caa1/B-           385,000
                    Del Monte Corp.
           618,000  Sr. Sub. Nt. +
                    6.75% due 2/15/2015             B2/B              602,550
                    Michael Foods, Inc.
           373,000  Sr. Sub. Nt.
                    8.00% due 11/15/2013            B3/B-             387,920
                    Premium Standard Farms, Inc.
           969,000  Sr. Nt.
                    9.25% due 6/15/2011             B1/BB           1,039,252
                    Seminis Vegetable Seeds, Inc.
           670,000  Sr. Sub. Nt.
                    10.25% due 10/1/2013            B3/B-             790,600
                                                                    3,810,122

Gaming - 0.8%
                    Harrahs Operating Co., Inc.
           435,000  Nt.
                    5.375% due 12/15/2013           Baa3/BBB-         431,244
                    Sun Int'l. Hotels Ltd.
           285,000  Sr. Sub. Nt.
                    8.875% due 8/15/2011            B2/B              305,663
                                                                      736,907

Health Care - 5.2%
                    Alliance Imaging, Inc.
           636,000  Sr. Sub. Nt. +
                    7.25% due 12/15/2012            B3/B-             601,020
                    Bio-Rad Laboratories, Inc.
           358,000  Sr. Sub. Nt. +
                    6.125% due 12/15/2014           Ba3/BB-           350,840
                    Coventry Health Care, Inc.
           618,000  Sr. Nt. +
                    6.125% due 1/15/2015            Ba1/BBB-          617,227
                    Fisher Scientific
		    Int'l., Inc.
           376,000  Sr. Sub. Nt.
                    8.00% due 9/1/2013              Ba3/BB+           408,900
           382,000  Sr. Sub. Nt.
                    8.125% due 5/1/2012             Ba3/BB+           414,470
                    Fresenius Medical Care
           570,000  Capital Tr.
                    7.875% due 6/15/2011            Ba2/BB-           617,025
                    HCA, Inc.
           515,000  Nt.
                    6.375% due 1/15/2015            Ba2/BB+           511,211
                    Medical Device Mfg., Inc.
           366,000  Sr. Sub. Nt.
                    10.00% due 7/15/2012            Caa1/B-           391,620
                    National Nephrology
		    Assocs., Inc.
           515,000  Sr. Sub. Nt. +
                    9.00% due 11/1/2011             B1/B              571,006
                                                                    4,483,319

Home Construction - 1.2%
                    D.R. Horton, Inc.
           800,000  Sr. Nt.
                    5.625% due 9/15/2014            Ba1/BB+           759,456
                    K. Hovnanian Enterprises, Inc.
           309,000  Sr. Nt. +
                    6.25% due 1/15/2015             Ba1/BB            295,734
                                                                    1,055,190

Industrial-Other - 1.7%
                    Da Lite Screen Co., Inc.
           224,000  Sr. Nt.
                    9.50% due 5/15/2011             B2/B-             243,040
                    General Cable Corp.
           575,000  Sr. Nt.
                    9.50% due 11/15/2010            B2/B              632,500
                    PerkinElmer, Inc.
           560,000  Sr. Sub. Nt.
                    8.875% due 1/15/2013            Ba3/BB-           627,200
                                                                    1,502,740

Lodging - 0.8%
                    Host Marriott LP
           398,000  Sr. Nt. Ser. J
                    7.125% due 11/1/2013            Ba3/B+            395,015
                    John Q. Hammons Hotels LP
           280,000  1st Mtg. Nt. Ser. B
                    8.875% due 5/15/2012            B2/B              300,300
                                                                      695,315

Media-Cable - 6.5%
                    Charter Comm. Hldgs. II
         1,272,000  Sr. Nt.
                    10.25% due 9/15/2010            Caa1/CCC-       1,297,440
                    Charter Comm. Operating LLC
           372,000  Sr. Nt. +
                    8.00% due 4/30/2012             B2/B-             370,140
                    Comcast Cable Comm.
           870,000  Nt.
                    8.875% due 5/1/2017             Baa3/BBB        1,098,486
                    CSC Hldgs., Inc.
           730,000  Debt.
                    7.625% due 7/15/2018            B1/BB-            759,200
         1,120,000  Debt.
                    7.875% due 2/15/2018            B1/BB-          1,187,200
                    Insight Comm., Inc.
           515,000  Sr. Disc. Nt. (1)
                    0/12.25% due 2/15/2011          Caa2/B-           512,425
                    Insight Midwest LP
           373,000  Sr. Nt.
                    10.50% due 11/1/2010            B2/B+             399,110
                                                                    5,624,001

Media-NonCable - 5.0%
                    American Media
		    Operations, Inc.
           570,000  Sr. Sub. Nt. Ser. B
                    10.25% due 5/1/2009             B3/B-             588,525
                    Dex Media East LLC
           351,000  Sr. Sub. Nt.
                    12.125% due 11/15/2012          B2/B              415,935
                    DirecTV Hldgs. Fin.
           278,000  Sr. Nt.
                    8.375% due 3/15/2013            Ba2/BB-           300,935
                    EchoStar DBS Corp.
           365,000  Sr. Nt.
                    6.375% due 10/1/2011            Ba3/BB-           357,700
           400,000  Sr. Nt. +
                    6.625% due 10/1/2014            Ba3/BB-           386,500
                    Houghton Mifflin Co.
           500,000  Sr. Sub. Nt.
                    9.875% due 2/1/2013             Caa1/B-           515,000
                    News America, Inc.
           870,000  Debt.
                    7.25% due 5/18/2018             Baa3/BBB-         976,740
                    R.H. Donnelley Fin. Corp. I
           465,000  Sr. Sub. Nt. +
                    10.875% due 12/15/2012          B2/B+             535,912
                    Radio One, Inc.
           291,000  Sr. Sub. Nt. +
                    6.375% due 2/15/2013            B2/B-             285,908
                                                                    4,363,155

Metals and Mining - 3.7%
                    AK Steel Corp.
         1,648,000  Sr. Nt.
                    7.75% due 6/15/2012             B1/B+           1,586,200
                    Century Aluminum Co.
           398,000  Sr. Nt.
                    7.50% due 8/15/2014             B1/BB-            401,980
                    Luscar Coal Ltd.
           286,000  Sr. Nt.
                    9.75% due 10/15/2011            Ba3/BB            314,600
                    Oregon Steel Mills, Inc.
           480,000  1st Mtg. Nt.
                    10.00% due 7/15/2009            B1/B              519,600
                    Peabody Energy Corp.
           365,000  Sr. Nt.
                    6.875% due 3/15/2013            Ba3/BB-           375,950
                                                                    3,198,330

Natural Gas-Pipelines - 5.3%
                    El Paso Natural Gas
           670,000  Sr. Nt.
                    7.625% due 8/1/2010             B1/B-             702,570
                    Enterprise Products Operating
           870,000  Nt. +
                    5.00% due 3/1/2015              Baa3/BB+          815,572
                    Holly Energy Partners LP
           410,000  Sr. Nt. +
                    6.25% due 3/1/2015              Ba3/B+            393,600
                    Northwest Pipeline Corp.
           208,000  Sr. Nt.
                    8.125% due 3/1/2010             Ba2/B+            222,560
                    Southern Natural Gas Co.
           623,000  Nt.
                    7.35% due 2/15/2031             B1/B-             636,326
                    Transcontinental Gas
		    Pipeline Corp.
           180,000  Nt. Ser. B
                    7.00% due 8/15/2011             Ba2/B+            191,250
                    Williams Cos., Inc.
         1,475,000  Nt.
                    8.125% due 3/15/2012            B1/B+           1,615,125
                                                                    4,577,003

Noncaptive Consumer - 0.7%
                    Dollar Financial Group, Inc.
           559,000  Sr. Nt.
                    9.75% due 11/15/2011            B3/B              595,335

Non Sovereign - 1.2%
                    Gazprom OAO
           900,000  Nt. +
                    9.625% due 3/1/2013             NA/BB-          1,028,250

Packaging - 2.3%
                    Ball Corp.
           417,000  Sr. Nt.
                    6.875% due 12/15/2012           Ba2/BB            430,031
                    Crown European Hldgs. S.A.
           355,000  Sec. Nt.
                    9.50% due 3/1/2011              B1/B+             389,613
                    Owens-Brockway Glass
		    Container
           400,000  Sr. Sec. Nt.
                    7.75% due 5/15/2011             B1/BB-            419,000
           424,000  Sec. Nt.
                    8.875% due 2/15/2009            B1/BB-            452,620
                    Silgan Hldgs., Inc.
           298,000  Sr. Sub. Nt.
                    6.75% due 11/15/2013            B1/B+             300,980
                                                                    1,992,244

Paper and Forest Products - 3.5%
                    Graphic Packaging
		    Int'l., Inc.
           522,000  Sr. Sub. Nt.
                    9.50% due 8/15/2013             B3/B-             553,320
                    Millar Western Forest
           298,000  Sr. Nt.
                    7.75% due 11/15/2013            B2/B+             295,020
                    Packaging Corp. of America
           824,000  Sr. Nt
                    5.75% due 8/1/2013              Ba1/BBB           815,884
                    Stone Container Corp.
           745,000  Sr. Nt.
                    8.375% due 7/1/2012             B2/B              769,213
                    Stone Container Fin. Canada
           618,000  Sr. Nt.
                    7.375% due 7/15/2014            B2/B              611,820
                                                                    3,045,257

Retailers - 2.1%
                    J.C. Penney Co., Inc.
         1,648,000  Debt.
                    7.95% due 4/1/2017              Ba2/BB+         1,565,600
                    Rent-A-Center
           239,000  Sr. Sub. Nt. Ser. B
                    7.50% due 5/1/2010              B1/BB-            237,805
                                                                    1,803,405

Technology - 2.0%
                    AMI Semiconductor, Inc.
           361,000  Sr. Sub. Nt.
                    10.75% due 2/1/2013             B2/B              432,298
                    Flextronics Int'l. Ltd.
           159,000  Sr. Sub. Nt.
                    6.25% due 11/15/2014            Ba2/BB-           151,050
                    Iron Mountain, Inc.
           700,000  Sr. Sub. Nt.
                    8.625% due 4/1/2013             Caa1/B            707,000
                    Magnachip Semiconductor
           318,000  Sr. Nt. +
                    6.875% due 12/15/2011           Ba3/B+            321,180
           159,000  Sr. Sub. Nt. +
                    8.00% due 12/15/2014            B2/B-             162,577
                                                                    1,774,105

Textile - 2.3%
                    Oxford Inds., Inc.
           300,000  Sr. Nt.
                    8.875% due 6/1/2011             B2/B              318,000
                    Russell Corp.
           350,000  Sr. Nt.
                    9.25% due 5/1/2010              B1/BB-            371,875
                    St. John Knits Int'l., Inc.
           750,000  Sr. Sub. Nt.
                    12.50% due 7/1/2009             B3/B-             799,687
                    William Carter Co.
           422,000  Sr. Sub. Nt. Ser. B
                    10.875% due 8/15/2011           B3/B+             466,310
                                                                    1,955,872

Transportation - 0.6%
                    Omi Corp.
           220,000  Sr. Nt.
                    7.625% due 12/1/2013            B1/B+             228,525
                    Teekay Shipping Corp.
           280,000  Sr. Nt.
                    8.875% due 7/15/2011            Ba2/BB-           312,200
                                                                      540,725

Wireless Communications - 5.3%
                    Centennial Cell Comm. Corp.
           700,000  Sr. Nt.
                    10.125% due 6/15/2013           Caa1/CCC          773,500
                    Inmarsat Fin. PLC
           477,000  Sr. Nt.
                    7.625% due 6/30/2012            B2/B-             474,615
                    Nextel Comm., Inc.
         1,970,000  Sr. Nt.
                    7.375% due 8/1/2015             Ba3/BB          2,080,812
                    Nextel Partners, Inc.
           350,000  Sr. Nt.
                    8.125% due 7/1/2011             B3/B-             371,875
                    Rogers Wireless, Inc.
           580,000  Sr. Sub. Nt.
                    8.00% due 12/15/2012            B2/B              595,950
                    Ubiquitel Operating Co.
           298,000  Sr. Nt.
                    9.875% due 3/1/2011             Caa1/CCC          328,545
                                                                    4,625,297

Wireline Communications - 3.0%
                    Citizens Comm. Co.
           238,000  Sr. Nt.
                    6.25% due 1/15/2013             Ba3/BB+           223,720
                    MCI, Inc.
           397,000  Sr. Nt. (3)
                    7.688% due 5/1/2009             B2/B+             412,880
                    Qwest Corp.
           397,000  Debt.
                    7.20% due 11/10/2026            Ba3/BB-           359,285
         1,085,000  Sr. Nt. +
                    7.875% due 9/1/2011             Ba3/BB-         1,117,550
                    U.S. West Comm.
           480,000  Debt.
                    8.875% due 6/1/2031             Ba3/BB-           482,400
                                                                    2,595,835

Total Corporate Bonds
(Cost $76,545,533)                                                 77,837,451

Sovereign Debt Securities - 2.7%
                    Federative Republic
		    of Brazil
$        1,163,000  Nt.
                    9.25% due 10/22/2010            B1/BB-     $    1,221,150
                    Pemex Project Funding
		    Master Tr.
         1,000,000  Nt. (3)
                    7.875% due 2/1/2009             Baa1/BBB        1,081,000

Total Sovereign Debt Securities
(Cost $2,312,774)                                                   2,302,150

Warrant - 0.0%
Shares                                                                  Value
------------------------------------------------------------------------------
                    XM Satellite Radio, Inc.
               330  exp. 3/15/2010
(Cost $66,660)                                                 $       23,100

Repurchase Agreement - 5.8%
Principal
Amount                                                                   Value
------------------------------------------------------------------------------
$        5,025,000  State Street Bank and Trust Co.
                    repurchase agreement,
                    dated 3/31/2005, maturity
                    value $5,025,388 at
                    2.78% due 4/1/2005 (2)
(Cost $5,025,000)                                              $    5,025,000

Total Investments - 98.1%
 (Cost $83,949,967)                                                85,187,701
Cash, Receivables and Other Assets
Less Liabilities - 1.9%                                             1,687,907
Net Assets - 100%                                              $   86,875,608

*     Unaudited.
+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At March 31, 2005, the aggregate market value of these securities amounted to $12,764,372 representing 14.7% of net assets.
(1)   Step-up bond.
(2) The repurchase agreement is collateralized by $5,195,000 in U.S. Government Agency 3.00%, due 7/16/13, with a value of $5,130,063.
(3) Floating rate note. The rate shown is the rate in effect at March 31, 2005.

-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $    2,529,141
Gross unrealized depreciation .................        (1,291,407)
                                                   --------------
Net unrealized appreciation ...................    $    1,237,734
                                                   ==============
-----------------------------------------------------------------

------------------------------------------------------------------------------



...   The Guardian Tax-Exempt Fund

 Schedule of Investments

March 31, 2005 (Unaudited)

Municipal Bonds -- 100.0%                                  Rating
Principal                                                  Moody's/
Amount                                                      S&P*              Value
-----------------------------------------------------------------------------------
Alabama - 1.1%
$        1,000,000  Alabama 21st Century
                    Auth.Tobacco Settlement Rev.,
                    5.25% due 12/1/2009                     Baa1/A-  $    1,064,800

Alaska - 4.7%
         3,000,000  Alaska St. Housing Fin.
		    Corp. Ser. B,
                    2.22% due 12/1/2023 (1)                 Aaa/AAA       3,000,000
         1,300,000  Northern Tobacco
                    Securitization Corp.,
                    5.80% due 6/1/2012                      Baa3/BBB      1,368,965
                                                                          4,368,965

Arizona - 2.9%
         1,500,000  Phoenix, AZ Civic Impt.
		    Corp. Wtr. Sys. Rev.,
                    5.50% due 7/1/2020                      Aaa/AAA       1,633,230
         1,000,000  Phoenix, AZ G.O. Ser. B,
                    5.375% due 7/1/2020                     Aa1/AA+       1,094,160
                                                                          2,727,390

Arkansas - 1.2%
         1,000,000  Arkansas St. G.O. Fed.
                    Hwy. Grant Ser. A,
                    5.50% due 8/1/2011                      Aa2/AA        1,089,450

California - 8.8%
         2,000,000  California St. Dept. Wtr.
                    Resources Pwr. Supply Rev.,
                    2.27% due 5/1/2022 (1)                  Aaa/AA-       2,000,000
         2,000,000  California St. G.O.,
                    5.25% due 11/1/2027                     A3/A          2,098,380
         2,000,000  California St. Pub. Wks. Brd.
                    Dept. of Mental Hlth.,
                    5.50% due 6/1/2023                      Baa1/A-       2,125,460
           750,000  Golden St. Tobacco
		    Securitization Corp. Ser.
		    2003-A-1,
                    5.00% due 6/1/2012                      Baa3/BBB        764,865
         1,250,000  Metropolitan Wtr. Dist. South
                    California Wtrwks. Rev. Ser. B-1,
                    5.00% due 10/1/2029                     Aaa/AAA       1,294,575
                                                                          8,283,280

District of Columbia - 1.6%
         1,500,000  Metropolitan Washington D.C.
                    Airport Auth. Ser. A,
                    5.00% due 10/1/2035                     Aaa/AAA       1,507,200

Florida - 5.4%
         1,500,000  Florida St. Brd. of Ed. Lottery
                    Rev. Ser. C,
                    5.25% due 7/1/2016                      Aaa/AAA       1,613,370
         1,000,000  Lakes By The Bay South Community,
                    6.25% due 5/1/2034                      NR/NR         1,042,430
         2,255,000  St. Johns Cnty., FL Sales Tax Rev.,
                    5.25% due 10/1/2027                     Aaa/AAA       2,411,407
                                                                          5,067,207

Georgia - 2.6%
         1,000,000  Fulton Cnty., GA Dev. Auth. Rev.
                    Georgia Tech. Foundation Ser. A,
                    5.125% due 11/1/2021                    Aa1/AA+       1,060,270
           350,000  Gainesville, GA Wtr. & Swg. Rev.,
                    5.25% due 11/15/2018                    Aaa/AAA         374,759
         1,000,000  Municipal Electric Auth. Georgia,
                    2.20% due 1/1/2026 (1)                  Aaa/AAA       1,000,000
                                                                          2,435,029

Illinois - 1.1%
         1,000,000  Chicago, IL Brd. of Ed.
		    Ser. A,
                    5.25% due 12/1/2018                     Aaa/AAA       1,073,490

Iowa - 3.3%
                    Tobacco Settlement Auth. IA
                    Rev. Ser. B,
         1,615,000  5.50% due 6/1/2011                      Baa3/BBB      1,692,924
         1,500,000  5.60% due 6/1/2035                      Baa3/BBB      1,416,690
                                                                          3,109,614

Kansas - 2.6%
         1,300,000  Kansas St. Dev. Fin. Auth. Lease,
                    5.125% due 4/1/2022                     Aaa/AAA       1,383,239
         1,000,000  Wyandotte Cnty., Kansas City,
                    KS Impt. Ser. B,
                    5.00% due 9/1/2028                      Aaa/AAA       1,037,960
                                                                          2,421,199

Maryland - 2.8%
         1,000,000  Prince Georges Cnty., MD
                    Industrial Dev. Auth. Ref.,
                    5.00% due 6/30/2019                     Aaa/AAA       1,065,190
         1,600,000  Washington Sub. San Dist. MD
		    Ser. A,
                    2.24% due 6/1/2023 (1)                  Aaa/NR        1,600,000
                                                                          2,665,190

Massachusetts - 2.8%
         1,500,000  Massachusetts St. Special
                    Obligation Rev.,
                    5.25% due 1/1/2028                      Aaa/AAA       1,601,310
         1,000,000  Massachusetts St. Wtr. Resources
                    Auth. Rev. Ser. A,
                    5.00% due 8/1/2029                      Aaa/AAA       1,036,120
                                                                          2,637,430

Michigan - 1.6%
         1,500,000  Michigan St. Univ. Rev.
                    Ser. A,
                    2.22% due 8/15/2030 (1)                 Aa2/AA        1,500,000

Minnesota - 5.6%
         2,000,000  Minnesota St. Muni. Power
                    Agy. Electric,
                    5.25% due 10/1/2024                     A3/NR         2,122,740
         1,500,000  Rochester, MN Waste Wtr.
		    Ser. A G.O.,
                    5.00% due 2/1/2026                      Aaa/AAA       1,568,625
         1,500,000  St. Paul, MN Port Auth.
		    Lease Rev.,
                    5.125% due 12/1/2027                    Aa2/AA+       1,570,890
                                                                          5,262,255

Missouri - 1.1%
         1,000,000  Camdenton, MO Reorganized Sch.
                    Dist. Ref. & Impt. G.O.,
                    5.25% due 3/1/2024                      Aaa/AAA       1,070,100

New Hampshire - 0.7%
           700,000  New Hampshire Higher Ed.
                    & Hlth. Facs. Auth. Rev.,
                    2.27% due 1/1/2028 (1)                  Aaa/AAA         700,000

New Jersey - 3.6%
                    Tobacco Settlement Financing Corp.,
         1,500,000  5.50% due 6/1/2011                      Baa3/BBB      1,572,375
         1,735,000  5.50% due 6/1/2012                      Baa3/BBB      1,819,477
                                                                          3,391,852

New York - 10.5%
         1,255,000  New York City Industrial Dev. Agy.,
                    5.25% due 3/1/2018                      Aaa/AAA       1,353,317
         1,615,000  New York City Transport Fin.,
                    5.00% due 8/1/2007                      Aa1/AAA       1,692,794
         2,000,000  New York St. Dormitory Auth. Rev.
                    Mental Hlth. Facs. Impt. B,
                    5.00% due 2/15/2030                     Aaa/AAA       2,059,540
         1,500,000  New York St. Thruway Auth.
                    General Rev. Ser. F,
                    5.00% due 1/1/2026                      Aaa/AAA       1,562,115
         1,500,000  New York St. Urban Dev. Corp.,
                    5.25% due 1/1/2021                      NR/AA-        1,590,630
         1,500,000  Sales Tax Asset Receivable Corp.
                    Ser. A Rev.,
                    5.00% due 10/15/2029                    Aaa/AAA       1,563,480
                                                                          9,821,876

North Carolina - 4.5%
         2,000,000  North Carolina St. Univ. NC Raleigh
                    Rev. General Ser. A,
                    5.00% due 10/1/2024                     Aaa/AAA       2,113,720
         2,100,000  North Carolina St. Univ. NC Raleigh
                    Rev. Ser. A,
                    2.22% due 12/15/2019 (1)                Aaa/AAA       2,100,000
                                                                          4,213,720

North Dakota - 1.2%
         1,000,000  North Dakota St. Wtr. Comm. Rev.,
                    5.75% due 8/1/2020                      Aaa/AAA       1,099,680

Ohio - 1.2%
         1,050,000  Univ. of Cincinnati,
		    OH General Rcpts.
                    Ser. A,
                    5.50% due 6/1/2011                      Aaa/AAA       1,165,332

Pennsylvania - 1.2%
         1,000,000  Delaware River Port
		    Auth. PA & NJ,
                    6.00% due 1/1/2017                      Aaa/AAA       1,111,460

Puerto Rico - 7.7%
         2,000,000  Puerto Rico Comwlth.,
                    5.00% due 7/1/2029                      Baa1/A-       2,050,440
         1,000,000  Puerto Rico Muni. Fin.
		    Agency Ser. A,
                    5.25% due 8/1/2021                      Aaa/AAA       1,091,200
         1,500,000  Puerto Rico Pub. Bldgs.
		    Auth. Rev.
                    Gov't. Facs. Ser.I,
                    5.50% due 7/1/2020                      Baa1/A-       1,653,990
         2,400,000  Puerto Rico Pub. Bldgs.
		    Auth. Rev.
                    Ref. Gov't. Facs. Ser. K,
                    4.50% due 7/1/2022                      Baa1/A-       2,460,504
                                                                          7,256,134

South Carolina - 7.3%
           350,000  Charleston Cnty., SC
                    Sch. Dist. Ref. Ser. B,
                    5.00% due 2/1/2016                      Aa1/AA+         371,126
         1,250,000  Charleston, SC Wtrwks.
                    & Swr. Rev.,
                    5.25% due 1/1/2018                      Aa3/AA-       1,340,625
         1,000,000  Mount Pleasant, SC Wtr.
                    & Swr. Rev. Ref. & Impt.,
                    5.25% due 12/1/2019                     Aaa/AAA       1,085,110
         2,000,000  Piedmont Muni. Power Agy. SC
                    Electric Rev. Ref. Ser. B,
                    2.25% due 1/1/2019 (1)                  Aaa/AAA       2,000,000
         2,000,000  Tobacco Settlement Rev.
		    Management,
                    6.00% due 5/15/2022                     Baa3/BBB      2,027,540
                                                                          6,824,401

Tennessee - 0.8%
           700,000  Knox Cnty., TN
		    Pub. Impt. G.O.,
                    5.375% due 5/1/2020                     Aa2/AA          754,817

Virginia - 1.6%
         1,430,000  Newport News, VA Gen.
		    Impt. Ser. D,
                    5.00% due 12/1/2022                     Aa2/AA        1,511,810

Washington - 5.4%
         1,250,000  Snohomish Cnty., WA   G.O.,
                    5.375% due 12/1/2019                    Aaa/AAA       1,354,050
         2,000,000  Tobacco Settlement Auth. WA Rev.,
                    6.25% due 6/1/2011                      Baa3/BBB      2,192,980
         1,500,000  Univ. of Washington Univ. Rev.
                    General Ser. A Rev.,
                    2.27% due 12/1/2036 (1)                 Aaa/AAA       1,500,000
                                                                          5,047,030

Wisconsin - 5.1%
                    Badger Tobacco Asset
                    Securitization Corp.,
         1,500,000  5.50% due 6/1/2010                      Baa3/BBB      1,577,400
         2,070,000  5.75% due 6/1/2011                      Baa3/BBB      2,197,347
         1,005,000  6.00% due 6/1/2017                      Baa3/BBB      1,016,306
                                                                          4,791,053

Total Municipal Bonds
(Cost $91,564,489)                                                       93,971,764
Total Investments - 100.0%
 (Cost $91,564,489)                                                      93,971,764
Cash, Receivables and Other Assets
Less Liabilities - 0.0%                                                      25,549
Net Assets - 100%                                                    $   93,997,313

*     Unaudited.
(1)   Variable rate demand notes.

Glossary:
G.O. - General Obligation.

-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $    2,618,228
Gross unrealized depreciation .................          (210,953)
                                                   --------------
Net unrealized appreciation ...................    $    2,407,275
                                                   ==============
-----------------------------------------------------------------

---------------------------------------------------------------------------
...   The Guardian Cash Management Fund

 Schedule of Investments

March 31, 2005 (Unaudited)

Corporate Bonds -- 3.1%
Principal                                         Maturity
Amount                                              Date             Value
---------------------------------------------------------------------------
Capital Markets - 0.7%
$        3,000,000  Goldman Sachs Group LP
                    7.25%                        10/1/2005+ $    3,062,227

Chemicals - 0.4%
         2,000,000  Praxair, Inc.
                    6.85%                        6/15/2005       2,015,811

Financial-Banks - 2.0%
         1,500,000  Citicorp
                    6.75%                        8/15/2005       1,521,074
         3,000,000  Danske Bank A/S
                    7.25%                        6/15/2005+      3,026,698
         3,335,000  First Union Corp.
                    7.05%                        8/1/2005        3,381,094
         1,477,000  J.P. Morgan Chase Bank
                    7.00%                        6/1/2005        1,487,355
                                                                 9,416,221

Total Corporate Bonds
(Cost $14,494,259)                                              14,494,259

Certificate of Deposit - 1.1%
Financial-Banks - 1.1%
         5,000,000  Depfa Bank PLC
                    2.67%                        4/4/2005
(Cost $5,000,000)                                                5,000,000


U.S. Government Securities - 3.2%
U.S. Government Agency Securities - 3.2%
                    FNMA
$       10,000,000  1.65%                        5/16/2005  $   10,000,000
         5,000,000  2.32%                        9/30/2005       5,000,000

Total U.S. Government Securities
(Cost $15,000,000)                                              15,000,000

Commercial Paper - 69.7%
ASSET BACKED - 3.2%
$       10,000,000  Sheffield Receivables
		    Corp.
                    2.65%                        4/6/2005   $    9,996,319
         5,000,000  Surrey Funding Corp.
                    2.92%                        5/24/2005       4,978,506

TOTAL ASSET BACKED                                              14,974,825
FINANCIAL - 25.4%
Automotive - 3.2%
$        5,000,000  American Honda Fin. Corp.
                    2.70%                        4/26/2005  $    4,990,625
        10,000,000  Toyota Motor Credit Corp.
                    2.85%                        6/1/2005        9,951,708
                                                                14,942,333

Capital Markets - 2.2%
        10,000,000  Morgan Stanley Dean
		    Witter & Co.
                    2.69%                        4/8/2005        9,994,769

Diversified Financial Services - 1.9%
         4,000,000  Citigroup
                    2.66%                        4/5/2005        3,998,818
         5,000,000  Credit Suisse First Boston
                    2.79%                        4/28/2005       4,989,537
                                                                 8,988,355

Finance Companies - 6.0%
                    Barton Capital Corp.
         7,926,000  2.77%                        4/22/2005       7,913,193
        10,000,000  2.80%                        5/6/2005        9,972,778
         5,000,000  Harley-Davidson
		    Dealer Funding
                    2.75%                        5/9/2005        4,985,486
         5,000,000  Private Export Funding Corp.
                    2.53%                        5/23/2005       4,981,728
                                                                27,853,185

Financial-Banks - 11.0%
         5,000,000  Abbey National NA LLC
                    2.72%                        4/13/2005       4,995,483
        10,000,000  ABN Amro NA
                    2.62%                        4/4/2005        9,997,817
        10,000,000  Barclays U.S. Funding LLC
                    2.59%                        4/11/2005       9,992,820
                    Dexia Delaware LLC
         5,000,000  2.66%                        4/4/2005        4,998,891
         1,300,000  2.77%                        5/16/2005       1,295,499
        10,000,000  Societe Generale NA
                    2.81%                        6/3/2005        9,950,825
        10,000,000  UBS Finance, Inc.
                    2.62%                        4/27/2005       9,981,114
                                                                51,212,449

Financial-Other - 1.1%
         5,000,000  Govco, Inc.
                    2.77%                        4/28/2005       4,989,613

TOTAL FINANCIAL                                                117,980,704
INDUSTRIAL - 41.1%
Agricultural - 1.1%
$        5,000,000  Cargill, Inc.
                    2.85%                        5/24/2005  $    4,979,021

Automobiles - 1.1%
         5,000,000  BMW US Capital LLC
                    2.70%                        5/9/2005        4,985,750

Beverage - 2.6%
         5,000,000  Coca-Cola Enterprises, Inc.
                    2.75%                        4/25/2005       4,990,833
                    PepsiCo., Inc.
         2,000,000  2.61%                        4/4/2005        1,999,565
         5,000,000  2.72%                        4/22/2005       4,992,067
                                                                11,982,465

Chemicals - 1.1%
         5,000,000  E.I. Du Pont de
		    Nemours & Co.
                    2.79%                        5/16/2005       4,982,562

Commercial Services and Supplies - 1.1%
         5,000,000  Pitney Bowes, Inc.
                    2.73%                        4/6/2005        4,998,104

Computer Systems - 4.3%
        10,000,000  Hewlett Packard Co.
                    2.65%                        4/28/2005       9,980,125
        10,000,000  Int'l. Business Machines
                    2.50%                        4/6/2005        9,996,528
                                                                19,976,653

Conglomerates - 1.1%
         5,000,000  General Electric
		    Capital Corp.
                    2.83%                        6/1/2005        4,976,024

Drugs and Hospitals - 1.1%
         5,000,000  Abbott Laboratories
                    2.73%                        4/21/2005       4,992,417

Education - 1.1%
         5,000,000  Harvard University
                    2.68%                        5/13/2005       4,984,367

Electronics and Instruments - 1.5%
                    Sharp Electronics
         2,200,000  2.68%                        4/25/2005       2,196,069
         5,000,000  2.78%                        5/9/2005        4,985,328
                                                                 7,181,397

Food Products - 4.4%
         5,000,000  Hershey Foods Corp.
                    2.74%                        4/25/2005       4,990,866
         5,800,000  McCormick & Co., Inc.
                    2.73%                        5/20/2005       5,778,448
         5,000,000  Nestle Capital Corp.
                    2.73%                        4/20/2005       4,992,796
         5,000,000  Unilever Capital Corp.
                    2.68%                        4/6/2005        4,998,139
                                                                20,760,249

Household Durables - 2.1%
         5,000,000  Fortune Brands, Inc.
                    2.73%                        5/17/2005       4,982,558
         5,000,000  Snap-On Tools Corp.
                    2.62%                        4/6/2005        4,998,181
                                                                 9,980,739

Household Products - 1.4%
         6,500,000  Colgate-Palmolive Co.
                    2.73%                        4/20/2005       6,490,635

Information Technology - 2.1%
        10,000,000  First Data Corp.
                    2.75%                        4/14/2005       9,990,069

Machinery and Equipment - 1.1%
         5,000,000  Dover Corp.
                    2.76%                        4/20/2005       4,992,717

Media - 2.1%
         5,000,000  Gannett Co., Inc.
                    2.74%                        4/20/2005       4,992,769
         5,000,000  Knight-Ridder, Inc.
                    2.68%                        4/29/2005       4,989,578
                                                                 9,982,347

Merchandising-Mass - 1.1%
         5,000,000  Wal-Mart Funding
                    2.63%                        4/20/2005       4,993,060

Oil and Gas - 3.2%
         5,000,000  Exxon Corp.
                    2.74%                        5/4/2005        4,987,442
        10,000,000  Koch Inds.
                    2.74%                        4/18/2005       9,987,061
                                                                14,974,503

Pharmaceuticals - 4.3%
        10,000,000  Alcon Fin.
                    2.64%                        4/18/2005       9,987,533
        10,000,000  Novartis
                    2.80%                        4/1/2005       10,000,000
                                                                19,987,533

Transport Services - 1.1%
         5,000,000  Netjets, Inc.
                    2.71%                        5/2/2005        4,988,332

Utilities-Electric and Water - 2.1%
         5,000,000  National Rural
		    Utilities Coop. Fin.
                    2.78%                        5/3/2005        4,987,644
         5,000,000  Southern Co.
                    2.75%                        5/6/2005        4,986,632
                                                                 9,974,276

TOTAL INDUSTRIAL                                               191,153,220
Total Commercial Paper
(Cost $324,108,749)                                            324,108,749
Taxable Municipal Securities - 22.5%
Principal                                        Reset
Amount                                           Date*         Value
---------------------------------------------------------------------------
Alaska - 1.5%
$        7,000,000  Anchorage, AK Electric
                    Utility Rev. Ser. D
                    2.82%                        4/6/2005   $    7,000,000

California - 4.7%
        13,590,000  California Housing
		    Fin. Agency
                    2.85%                        4/6/2005       13,590,000
         8,100,000  Sacramento Cnty., CA
                    2.84%                        4/6/2005        8,100,000
                                                                21,690,000

Colorado - 2.9%
                    Colorado Housing &
		    Fin. Auth.
         7,390,000  2.85%                        4/6/2005        7,390,000
         6,000,000  2.85%                        4/6/2005        6,000,000
                                                                13,390,000

Connecticut - 1.7%
         8,000,000  Connecticut St. Housing
                    & Fin. Auth.
                    2.80%                        4/7/2005        8,000,000

Michigan - 0.8%
         4,000,000  Michigan St. Housing
		    Dev. Auth.
                    2.85%                        4/6/2005        4,000,000

New York - 5.4%
        17,040,000  New York City Trans.
                    2.85%                        4/6/2005       17,040,000
         8,000,000  New York St. Dormitory
		    Auth. Rev.
                    2.85%                        4/7/2005        8,000,000
                                                                25,040,000

Utah - 4.3%
                    Utah Housing Corp.
		    Single Family
         3,220,000  2.85%                        4/6/2005        3,220,000
         3,465,000  2.85%                        4/6/2005        3,465,000
         1,300,000  2.85%                        4/6/2005        1,300,000
         5,305,000  2.85%                        4/6/2005        5,305,000
                    Utah St. Housing Fin.
		    Agency
         2,590,000  2.85%                        4/6/2005        2,590,000
         4,065,000  2.85%                        4/6/2005        4,065,000
                                                                19,945,000

Washington - 1.2%
         5,595,000  Seattle, WA
                    2.40%                        8/31/2005       5,595,000

Total Taxable Municipal Securities
(Cost $104,660,000)                                            104,660,000

Repurchase Agreement - 0.8%
Principal
Amount                                                               Value
---------------------------------------------------------------------------
$        3,482,000  State Street Bank and Trust Co.
                    repurchase agreement,
                    dated 3/31/2005, maturity
                    value $3,482,269 at
                    2.78% due 4/1/2005 (1)
(Cost $3,482,000)                                           $    3,482,000
Total Investments - 100.4%
 (Cost $466,745,008)                                           466,745,008
Liabilities in Excess of Cash, Receivables and
Other Assets - (0.4)%                                           (1,789,407)
Net Assets - 100%                                           $  464,955,601

* Floating rate note. The rate shown is the rate in effect at March 31, 2005.
(1) The repurchase agreement is collateralized by $3,600,000 in U.S. Government Agency 3.00%, due 7/16/13, with a value of $3,555,000.
+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At March 31, 2005, the aggregate market value of these securities amounted to $6,088,925 representing 1.3% of net assets.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the 1940 Act) within 90 days of the filing date of this document and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting (as defined in
      rule 30a-3(d) under the 1940 Act)   that occurred during the
      registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Park Avenue Portfolio





By:    /s/ Thomas G. Sorell
          --------------------------------
         Thomas G. Sorell
         President of
         The Park Avenue Portfolio


Date:     April 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Thomas G. Sorell
         ----------------------------------
          Thomas G. Sorell
          President of
          The Park Avenue Portfolio


Date:    April 27, 2005





By:   /s/ Frank L. Pepe
           --------------------------------
           Frank L. Pepe
           Vice President and Treasurer of
           The Park Avenue Portfolio


Date:     April 27, 2005